SEMI-ANNUAL REPORT

                                                               [GRAPHIC OMITTED]
                                    [LOGO OF GOLDEN OAK FAMILY OF FUNDS OMITTED]

                                  JULY 31, 2001

                                 THE ARBOR FUND

                                [GRAPHIC OMITTED]
                                    [LOGO OF
                       CB CAPITAL MANAGEMENT, INC OMITTED]

                                                              Advised by
                                                    CB Capital Management, Inc.

TABLE OF CONTENTS

Statements of Net Assets ........................................             2

Statements of Operations ........................................            25

Statements of Changes in Net Assets .............................            26

Financial Highlights ............................................            28

Notes to Financial Statements ...................................            30

Shareholder Voting Results ......................................            35

STATEMENT OF NET ASSETS
July 31, 2001

GROWTH                                                                   Value
PORTFOLIO                                               Shares           (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 98.0%

AEROSPACE/DEFENSE -- 2.2%
General Dynamics .............................           19,000          $1,537
-------------------------------------------------------------------------------
        Total Aerospace/Defense ..............                            1,537
-------------------------------------------------------------------------------
AIRLINES -- 0.8%
Southwest Airlines ...........................           26,050             521
-------------------------------------------------------------------------------
        Total Airlines .......................                              521
-------------------------------------------------------------------------------
BANKS -- 1.7%
First Union ..................................           19,000             673
Washington Mutual ............................           12,300             498
-------------------------------------------------------------------------------
        Total Banks ..........................                            1,171
-------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS AND ADVERTISING -- 0.6%
TMP Worldwide* ...............................            8,300             415
-------------------------------------------------------------------------------
        Total Broadcasting, Newspapers
           and Advertising ...................                              415
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.5%
CIENA* .......................................           19,800             656
L-3 Communications Holdings* .................           13,900           1,037
-------------------------------------------------------------------------------
        Total Communications Equipment .......                            1,693
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 9.6%
BEA Systems* .................................           35,200             776
Brocade Communications System* ...............           19,700             648
Check Point Software Technologies* ...........           10,900             482
Microsoft* ...................................           44,000           2,912
Oracle* ......................................           50,900             920
Peoplesoft* ..................................           19,200             838
-------------------------------------------------------------------------------
        Total Computer Software ..............                            6,576
-------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 4.5%
Cisco Systems* ...............................           47,900             921
EMC-Mass .....................................           22,400             442
International Business Machines ..............           10,200           1,073
Sun Microsystems* ............................           39,800             648
-------------------------------------------------------------------------------
        Total Computers & Services ...........                            3,084
-------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 9.2%
General Electric .............................          119,000           5,176
Tyco International Ltd. ......................           21,764           1,158
-------------------------------------------------------------------------------
        Total Diversified Manufacturing ......                            6,334
-------------------------------------------------------------------------------
                                                                          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.8%
Fannie Mae ...................................           16,500          $1,374
Federated Investors, Cl B ....................           15,300             463
MBNA .........................................           21,000             743
-------------------------------------------------------------------------------
        Total Financial Services .............                            2,580
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.1%
Quaker Oats ..................................           16,000           1,408
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco .......                            1,408
-------------------------------------------------------------------------------
GAS/NATURAL GAS -- 1.0%
Dynegy, Cl A .................................           15,300             710
-------------------------------------------------------------------------------
        Total Gas/Natural Gas ................                              710
-------------------------------------------------------------------------------
INSURANCE -- 1.8%
Progressive-Ohio .............................            6,400             863
UnitedHealth Group ...........................            5,600             378
-------------------------------------------------------------------------------
        Total Insurance ......................                            1,241
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 5.4%
Baxter International .........................           20,500           1,021
Johnson & Johnson ............................           36,700           1,985
Tenet Healthcare* ............................           12,200             677
-------------------------------------------------------------------------------
        Total Medical Products & Services ....                            3,683
-------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 1.9%
Fiserv* ......................................           16,200             930
Homestore.com* ...............................           13,900             384
-------------------------------------------------------------------------------
        Total Miscellaneous Business Services                             1,314
-------------------------------------------------------------------------------
MULTIMEDIA -- 5.6%
AOL Time Warner* .............................           66,300           3,013
Walt Disney ..................................           32,200             848
-------------------------------------------------------------------------------
        Total Multimedia .....................                            3,861
-------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 0.9%
Occidental Petroleum .........................           22,200             614
-------------------------------------------------------------------------------
        Total Petroleum & Fuel Products ......                              614
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

GROWTH                                                                    Value
PORTFOLIO (continued)                                    Shares           (000)
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 18.5%
Allergan .....................................           23,800          $1,792
Cardinal Health ..............................           21,800           1,605
Eli Lilly ....................................           11,800             936
Forest Laboratories* .........................           21,100           1,657
Genzyme-General Division* ....................           13,000             728
Idec Pharmaceuticals* ........................           12,200             659
IVAX* ........................................           25,950             882
Merck ........................................           18,200           1,237
Pfizer .......................................           77,650           3,201
-------------------------------------------------------------------------------
        Total Pharmaceuticals ................                           12,697
-------------------------------------------------------------------------------
RETAIL -- 7.6%
Abercrombie & Fitch, Cl A* ...................           16,400             637
CVS ..........................................           22,000             792
Federated Department Stores* .................           20,900             807
Kohl's* ......................................           11,700             670
Lowe's .......................................           34,800           1,329
Walgreen .....................................           30,100           1,014
-------------------------------------------------------------------------------
        Total Retail .........................                            5,249
-------------------------------------------------------------------------------
SCHOOLS -- 1.5%
Apollo Group, Cl A* ..........................           23,600           1,028
-------------------------------------------------------------------------------
        Total Schools ........................                            1,028
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 8.6%
Analog Devices* ..............................           20,600             948
Integrated Device Technology* ................           20,700             763
Intel ........................................           24,300             724
International Rectifier* .....................           31,800           1,187
Linear Technology ............................           20,100             876
Nvidia* ......................................            9,100             736
PerkinElmer ..................................           22,200             699
-------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments ....                            5,933
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 5.5%
Amdocs Ltd.* .................................           22,300           1,005
BellSouth ....................................           33,600           1,368
Verizon Communications .......................           25,000           1,354
-------------------------------------------------------------------------------
        Total Telephones & Telecommunications                             3,727
-------------------------------------------------------------------------------
                                                      Shares/
                                                    Face Amount           Value
                                                       (000)              (000)
-------------------------------------------------------------------------------
TRANSPORTATION SERVICES -- 1.6%
Sabre Holdings* ..............................           22,000          $1,082
-------------------------------------------------------------------------------
        Total Transportation Services ........                            1,082
-------------------------------------------------------------------------------
WHOLESALE -- 1.1%
Sysco ........................................           27,800             746
-------------------------------------------------------------------------------
        Total Wholesale ......................                              746
-------------------------------------------------------------------------------
        Total Common Stock
           (Cost $72,458) ....................                           67,204
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.1%
JP Morgan Chase (A)
    3.810%, dated 07/31/01, matures
    08/01/01, repurchase price $1,462,731
    (collateralized by U.S. Treasury Bonds,
    total market value $1,491,848) ...........           $1,463           1,463
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $1,463) .....................                            1,463
-------------------------------------------------------------------------------
        Total Investments -- 100.1%
           (Cost $73,921) ....................                           68,667
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%) ...                             (42)
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

GROWTH                                                                    Value
PORTFOLIO (concluded)                                                     (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares (unlimited
     authorization -- no par value) based
     on 6,173,253 outstanding shares of
     beneficial interest .....................                         $ 73,094
Portfolio Shares of Class A Shares (unlimited
     authorization -- no par value) based
     on 961,121 outstanding shares of
     beneficial interest .....................                           14,999
Accumulated net investment loss ..............                             (122)
Accumulated net realized loss
     on investments ..........................                          (14,092)
Net unrealized depreciation on investments                               (5,254)
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ...................                         $ 68,625
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares ..                            $9.66
Net Asset Value and Redemption Price
    Per Share -- Class A Shares ..............                            $9.34
Maximum Offering Price per Share --
    Class A Shares ($9.34 \ 94.25%) ..........                            $9.91
-------------------------------------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class
Ltd. -- Limited

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

 VALUE                                                                    Value
 PORTFOLIO                                               Shares           (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 95.9%

AEROSPACE/DEFENSE -- 1.9%
General Dynamics .............................            5,300          $  429
United Technologies ..........................           17,500           1,284
-------------------------------------------------------------------------------
        Total Aerospace/Defense ..............                            1,713
-------------------------------------------------------------------------------
AUTOMOTIVE -- 3.9%
Delphi Automotive Systems ....................           81,700           1,337
Ford Motor* ..................................           36,100             919
General Motors ...............................           20,600           1,310
-------------------------------------------------------------------------------
        Total Automotive .....................                            3,566
-------------------------------------------------------------------------------
BANKS -- 9.3%
First Union ..................................           37,000           1,310
FleetBoston Financial ........................           35,000           1,313
Golden West Financial ........................           27,000           1,746
Mellon Financial .............................           33,140           1,260
Washington Mutual ............................           37,500           1,519
Wells Fargo ..................................           31,900           1,469
-------------------------------------------------------------------------------
        Total Banks ..........................                            8,617
-------------------------------------------------------------------------------
CHEMICALS -- 1.6%
International Flavors & Fragrances ...........           19,200             559
PPG Industries ...............................           17,000             934
-------------------------------------------------------------------------------
        Total Chemicals ......................                            1,493
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.3%
3Com* ........................................          145,000             710
Motorola .....................................           45,700             854
Nokia OYJ ADR ................................           35,200             768
Scientific-Atlanta ...........................           28,300             720
-------------------------------------------------------------------------------
        Total Communications Equipment .......                            3,052
-------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 1.9%
International Business Machines ..............           12,000           1,263
Lexmark International* .......................           11,100             507
-------------------------------------------------------------------------------
        Total Computers & Services ...........                            1,770
-------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 1.5%
General Electric .............................           31,000           1,348
-------------------------------------------------------------------------------
        Total Diversified Manufacturing ......                            1,348
-------------------------------------------------------------------------------
                                                                          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES/SERVICES -- 6.3%
Aquila* ......................................           30,800          $  812
Duke Energy ..................................           45,000           1,737
Exelon .......................................           22,500           1,271
Mirant* ......................................           23,900             739
Vishay Intertechnology* ......................           51,500           1,239
-------------------------------------------------------------------------------
        Total Electrical Utilities/Services ..                            5,798
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 9.5%
American Express .............................           15,000             605
Bear Stearns .................................           24,800           1,442
Citigroup ....................................           56,833           2,854
Freddie Mac ..................................           28,000           1,916
Lehman Brothers Holdings .....................           27,000           1,944
-------------------------------------------------------------------------------
        Total Financial Services .............                            8,761
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.6%
Anheuser-Busch ...............................           20,000             866
Campbell Soup ................................           12,500             342
Kraft Foods, Cl A* ...........................           22,100             684
Philip Morris ................................           10,400             473
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco .......                            2,365
-------------------------------------------------------------------------------
GAS/NATURAL GAS -- 1.3%
Williams .....................................           36,000           1,206
-------------------------------------------------------------------------------
        Total Gas/Natural Gas ................                            1,206
-------------------------------------------------------------------------------
GLASS PRODUCTS -- 1.4%
Corning ......................................           84,400           1,322
-------------------------------------------------------------------------------
        Total Glass Products .................                            1,322
-------------------------------------------------------------------------------
INSURANCE -- 7.6%
American International Group .................           20,625           1,717
Cigna ........................................           16,800           1,685
Jefferson-Pilot ..............................           14,200             675
Lincoln National .............................           28,400           1,449
Marsh & McLennan .............................           14,300           1,436
-------------------------------------------------------------------------------
        Total Insurance ......................                            6,962
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

VALUE                                                                     Value
PORTFOLIO (continued)                                    Shares           (000)
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 5.5%
Hillenbrand Industries .......................           24,100          $1,364
Johnson & Johnson ............................           17,200             931
Tenet Healthcare* ............................           50,000           2,775
-------------------------------------------------------------------------------
        Total Medical Products & Services ....                            5,070
-------------------------------------------------------------------------------
METALS & METAL INDUSTRIES -- 0.8%
Alcoa ........................................           20,000             785
-------------------------------------------------------------------------------
        Total Metals & Metal Industries ......                              785
-------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 3.0%
Cendant* .....................................           90,700           1,846
Synopsys* ....................................           17,200             890
-------------------------------------------------------------------------------
        Total Miscellaneous Business
           Services ..........................                            2,736
-------------------------------------------------------------------------------
MULTIMEDIA -- 1.5%
Walt Disney ..................................           51,300           1,352
-------------------------------------------------------------------------------
        Total Multimedia .....................                            1,352
-------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.3%
Temple-Inland ................................           20,000           1,241
-------------------------------------------------------------------------------
        Total Paper & Paper Products .........                            1,241
-------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.5%
Tidewater ....................................           40,200           1,417
-------------------------------------------------------------------------------
        Total Petroleum & Fuel Products ......                            1,417
-------------------------------------------------------------------------------
PETROLEUM REFINING -- 7.3%
Chevron ......................................           12,000           1,097
Exxon Mobil ..................................           78,964           3,298
Texaco .......................................           16,000           1,108
Valero Energy ................................           34,400           1,214
-------------------------------------------------------------------------------
        Total Petroleum Refining .............                            6,717
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.7%
Merck ........................................           22,800           1,550
-------------------------------------------------------------------------------
        Total Pharmaceuticals ................                            1,550
-------------------------------------------------------------------------------
RAILROADS -- 1.4%
Norfolk Southern .............................           63,400           1,276
-------------------------------------------------------------------------------
        Total Railroads ......................                            1,276
-------------------------------------------------------------------------------
                                                      Shares/
                                                    Face Amount           Value
                                                       (000)              (000)
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.4%
Equity Office Properties Trust ...............           42,900          $1,288
-------------------------------------------------------------------------------
        Total Real Estate Investment Trust ...                            1,288
-------------------------------------------------------------------------------
RESTAURANTS -- 0.7%
McDonald's ...................................           22,200             647
-------------------------------------------------------------------------------
        Total Restaurants ....................                              647
-------------------------------------------------------------------------------
RETAIL -- 5.7%
Abercrombie & Fitch, Cl A* ...................           28,200           1,095
BJ's Wholesale Club* .........................           15,600             874
Circuit City Stores-Circuit ..................           47,800             896
Kroger* ......................................           60,000           1,582
Target .......................................           19,500             755
-------------------------------------------------------------------------------
        Total Retail .........................                            5,202
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.3%
National Semiconductor* ......................           32,600           1,045
Teradyne* ....................................           30,600           1,040
-------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments ....                            2,085
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 9.7%
Broadwing* ...................................          108,000           2,625
SBC Communications ...........................           45,000           2,026
Sprint (FON Group) ...........................           20,000             467
Telefonos de Mexico ADR ......................           39,200           1,359
Verizon Communications .......................           45,600           2,469
-------------------------------------------------------------------------------
        Total Telephones & Telecommunications                             8,946
-------------------------------------------------------------------------------
        Total Common Stock
           (Cost $83,767) ....................                           88,285
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
Morgan Stanley Dean Witter (A)
    3.500%, dated 07/31/01, matures
    08/01/01, repurchase price $3,263,369
    (collateralized by U.S. Treasury Notes,
    total market value $3,353,664) ...........           $3,263           3,263
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $3,263) .....................                            3,263
-------------------------------------------------------------------------------
        Total Investments -- 99.4%
           (Cost $87,030) ....................                           91,548
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.6% ....                              522
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

VALUE                                                                    Value
PORTFOLIO (concluded)                                                    (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares (unlimited
     authorization -- no par value) based
     on 9,429,911 outstanding shares of
     beneficial interest .....................                          $75,046
Portfolio Shares of Class A Shares (unlimited
     authorization -- no par value) based
     on 931,289 outstanding shares of
     beneficial interest .....................                            9,119
Undistributed net investment income ..........                               34
Accumulated net realized gain
    on investments ...........................                            3,353
Net unrealized appreciation on investments                                4,518
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ...................                          $92,070
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares ..                            $8.89
Net Asset Value and Redemption Price
    Per Share -- Class A Shares ..............                            $8.85
Maximum Offering Price Per Share --
    Class A Shares ($8.85 \ 94.25%) ..........                            $9.39
-------------------------------------------------------------------------------
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR -- American Depository Receipt
Cl -- Class

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

TAX-MANAGED EQUITY                                                        Value
PORTFOLIO                                                Shares           (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 98.5%

AEROSPACE/DEFENSE -- 6.4%
United Technologies ..........................           16,800          $1,233
-------------------------------------------------------------------------------
        Total Aerospace/Defense ..............                            1,233
-------------------------------------------------------------------------------
BANKS -- 4.4%
First Union ..................................           17,800             630
SouthTrust ...................................            8,000             205
-------------------------------------------------------------------------------
        Total Banks ..........................                              835
-------------------------------------------------------------------------------
CHEMICALS -- 1.3%
Air Products & Chemicals .....................            5,888             240
-------------------------------------------------------------------------------
        Total Chemicals ......................                              240
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 6.4%
Microsoft* ...................................           18,442           1,221
-------------------------------------------------------------------------------
        Total Computer Software ..............                            1,221
-------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 1.5%
Reebok International Ltd.* ...................            8,800             282
-------------------------------------------------------------------------------
        Total Consumer Products ..............                              282
-------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 4.7%
Kimberly-Clark ...............................           14,900             906
-------------------------------------------------------------------------------
        Total Cosmetics & Toiletries .........                              906
-------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 6.7%
General Electric .............................           29,400           1,279
-------------------------------------------------------------------------------
        Total Diversified Manufacturing ......                            1,279
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES/SERVICES -- 3.5%
Allegheny Energy .............................            6,000             259
Calpine* .....................................            4,500             162
Johnson Controls .............................            3,000             242
-------------------------------------------------------------------------------
        Total Electrical Utilities/Services ..                              663
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 1.0%
Pepsi Bottling Group .........................            4,600             200
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco .......                              200
-------------------------------------------------------------------------------
INSURANCE -- 7.8%
Aflac ........................................           28,500             843
Cincinnati Financial .........................           16,697             658
-------------------------------------------------------------------------------
        Total Insurance ......................                            1,501
-------------------------------------------------------------------------------
                                                                          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 8.9%
Johnson & Johnson ............................            6,174          $  334
Medtronic ....................................           28,250           1,357
-------------------------------------------------------------------------------
        Total Medical Products & Services ....                            1,691
-------------------------------------------------------------------------------
MULTIMEDIA -- 11.0%
Gannett ......................................           15,800           1,059
Walt Disney ..................................           39,400           1,038
-------------------------------------------------------------------------------
        Total Multimedia .....................                            2,097
-------------------------------------------------------------------------------
PETROLEUM REFINING -- 4.8%
BP ADR .......................................           14,494             716
Phillips Petroleum ...........................            3,500             200
-------------------------------------------------------------------------------
        Total Petroleum Refining .............                              916
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 13.3%
Abbott Laboratories ..........................           23,100           1,238
Cardinal Health ..............................            5,250             387
Forest Laboratories* .........................            3,600             283
Idec Pharmaceuticals* ........................            5,400             291
King Pharmaceuticals* ........................            7,733             349
-------------------------------------------------------------------------------
        Total Pharmaceuticals ................                            2,548
-------------------------------------------------------------------------------
RESTAURANTS -- 3.1%
McDonald's ...................................           20,300             592
-------------------------------------------------------------------------------
        Total Restaurants ....................                              592
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.5%
Intel ........................................           29,100             867
-------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments ....                              867
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS-- 8.6%
Verizon Communications .......................           19,382           1,050
WorldCom-MCI Group* ..........................            1,622              22
WorldCom-WorldCom Group* .....................           40,573             568
-------------------------------------------------------------------------------
        Total Telephones & Telecommunications                             1,640
-------------------------------------------------------------------------------
WHOLESALE -- 0.6%
Sysco ........................................            4,300             115
-------------------------------------------------------------------------------
        Total Wholesale ......................                              115
-------------------------------------------------------------------------------
        Total Common Stock
           (Cost $6,489) .....................                           18,826
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

TAX-MANAGED EQUITY                                                        Value
PORTFOLIO (concluded)                                    Shares           (000)
-------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.9%
SEI Daily Income Trust Money Market
    Fund .....................................          360,001          $  360
-------------------------------------------------------------------------------
        Total Cash Equivalent
           (Cost $360) .......................                              360
-------------------------------------------------------------------------------
        Total Investments -- 100.4%
           (Cost $6,849) .....................                           19,186
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%) ..                             (82)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares (unlimited
     authorization -- no par value) based
     on 3,458,917 outstanding shares of
     beneficial interest .....................                            5,023
Portfolio Shares of Class A Shares (unlimited
     authorization -- no par value) based
     on 89,308 outstanding shares of
     beneficial interest .....................                              850
Accumulated net investment loss ..............                              (3)
Accumulated net realized gain
    on investments ...........................                              897
Net unrealized appreciation on investments ...                           12,337
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ...................                          $19,104
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares ..                            $5.39
Net Asset Value and Redemption Price
    Per Share -- Class A Shares ..............                            $5.34
Maximum Offering Price Per Share--
    Class A Shares ($5.34 \ 94.25%) ..........                            $5.67
-------------------------------------------------------------------------------
* Non-income producing security
ADR -- American Depository Receipt
Ltd. -- Limited

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

SMALL CAP VALUE                                                           Value
PORTFOLIO                                                Shares           (000)
-------------------------------------------------------------------------------
COMMON STOCK -- 95.9%

AIR TRANSPORTATION -- 1.6%
Offshore Logistics* ..........................           58,000          $1,122
-------------------------------------------------------------------------------
        Total Air Transportation .............                            1,122
-------------------------------------------------------------------------------
APPAREL/TEXTILES -- 3.8%
Columbia Sportswear* .........................           22,500             874
The First Years ..............................           65,900             731
Tommy Hilfiger* ..............................           75,000           1,069
-------------------------------------------------------------------------------
        Total Apparel/Textiles ...............                            2,674
-------------------------------------------------------------------------------
AUTOMOTIVE -- 5.7%
Arnold Industries ............................           65,900           1,234
ArvinMeritor .................................           70,000           1,505
Polaris Industries ...........................           25,500           1,246
-------------------------------------------------------------------------------
        Total Automotive .....................                            3,985
-------------------------------------------------------------------------------
BANKS -- 12.4%
Astoria Financial ............................           30,000           1,800
Banknorth Group ..............................           56,500           1,297
Colonial Bancgroup ...........................           88,000           1,295
Sky Financial Group ..........................           10,900             213
Sovereign Bancorp ............................           95,000           1,113
Washington Federal ...........................           52,970           1,410
Webster Financial ............................           43,500           1,555
-------------------------------------------------------------------------------
        Total Banks ..........................                            8,683
-------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 2.4%
Dycom Industries* ............................           25,000             547
Lafarge ......................................           35,000           1,172
-------------------------------------------------------------------------------
        Total Building & Construction ........                            1,719
-------------------------------------------------------------------------------
CHEMICALS -- 4.0%
Albemarle ....................................           35,000             727
Ferro ........................................           63,000           1,392
Lubrizol .....................................           20,000             698
-------------------------------------------------------------------------------
        Total Chemicals ......................                            2,817
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 4.7%
Applied Innovation* ..........................           42,300             334
Commscope* ...................................           45,000           1,035
Ditech Communications* .......................           90,000             595
Harris .......................................           45,000           1,351
-------------------------------------------------------------------------------
        Total Communications Equipment .......                            3,315
-------------------------------------------------------------------------------
                                                                          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 1.8%
Progress Software* ...........................           32,900          $  525
Sybase* ......................................           50,000             744
-------------------------------------------------------------------------------
        Total Computer Software ..............                            1,269
-------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 0.2%
Rainbow Technologies* ........................           30,000             154
-------------------------------------------------------------------------------
        Total Computers & Services ...........                              154
-------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 5.2%
American Greetings, Cl A .....................          100,000           1,105
K-Swiss, Cl A ................................           30,000             975
Stride Rite ..................................           45,000             443
Timberland, Cl A* ............................           32,000           1,122
-------------------------------------------------------------------------------
        Total Consumer Products ..............                            3,645
-------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 1.5%
Lancaster Colony .............................           31,500           1,033

-------------------------------------------------------------------------------
        Total Diversified Manufacturing ......                            1,033
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES/SERVICES -- 3.2%
Idacorp ......................................           29,500           1,092
Madison Gas & Electric .......................           47,000           1,146
-------------------------------------------------------------------------------
        Total Electrical Utilities/Services ..                            2,238
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.2%
LaBranche* ...................................            5,000             145
-------------------------------------------------------------------------------
        Total Financial Services .............                              145
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 4.3%
Constellation Brands, Cl A* ..................           31,500           1,327
Interstate Bakeries ..........................           25,000             560
J&J Snack Foods* .............................           47,000           1,104
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco .......                            2,991
-------------------------------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES -- 3.9%
American Woodmark ............................           34,000           1,617
Ethan Allen Interiors ........................           30,000           1,125
-------------------------------------------------------------------------------
        Total Household Furniture & Fixtures .                            2,742
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

SMALL CAP VALUE                                                          Value
PORTFOLIO (continued)                                   Shares           (000)
-------------------------------------------------------------------------------
INSURANCE -- 6.6%
Gallagher, Arthur J ..........................           44,200          $1,216
Oxford Health Plans* .........................           24,500             711
Selective Insurance Group ....................           55,000           1,458
Trigon Healthcare* ...........................           18,500           1,267
-------------------------------------------------------------------------------
        Total Insurance ......................                            4,652
-------------------------------------------------------------------------------
MEASURING DEVICES -- 2.2%
Orbotech Ltd.* ...............................           16,900             500
Photon Dynamics* .............................           26,000           1,011
-------------------------------------------------------------------------------
        Total Measuring Devices ..............                            1,511
-------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 4.8%
Datascope ....................................           29,700           1,255
Dentsply International .......................           31,000           1,373
Edwards Lifesciences* ........................           15,000             372
Hooper Holmes ................................           60,000             344
-------------------------------------------------------------------------------
        Total Medical Products & Services ....                            3,344
-------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 0.7%
Forrester Research* ..........................           25,000             499
-------------------------------------------------------------------------------
        Total Miscellaneous Business
           Services ..........................                              499
-------------------------------------------------------------------------------
OFFICE FURNITURE & FIXTURE -- 2.5%
Herman Miller ................................           27,000             681
HON Industries ...............................           42,400           1,093
-------------------------------------------------------------------------------
        Total Office Furniture & Fixtures ....                            1,774
-------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 1.7%
PH Glatfelter ................................           75,300           1,184
-------------------------------------------------------------------------------
        Total Paper & Paper Products .........                            1,184
-------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.6%
Tidewater ....................................           32,900           1,159
-------------------------------------------------------------------------------
        Total Petroleum & Fuel Products ......                            1,159
-------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.1%
Syncor International-Del* ....................           25,400             743
-------------------------------------------------------------------------------
        Total Pharmacy Services ..............                              743
-------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 1.0%
McClatchy, Cl A ..............................           16,000             685
-------------------------------------------------------------------------------
        Total Printing & Publishing ..........                              685
-------------------------------------------------------------------------------
                                                      Shares/
                                                    Face Amount           Value
                                                       (000)              (000)
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 6.3%
CBL & Associates Properties ..................           35,000          $1,079
Post Properties ..............................           26,500             994
Reckson Associates Realty ....................           30,800             682
Washington Real Estate Investment
    Trust ....................................           23,500             549
Weingarten Realty Investors ..................           24,500           1,095
-------------------------------------------------------------------------------
        Total Real Estate Investment Trusts ..                            4,399
-------------------------------------------------------------------------------
RESTAURANTS -- 1.9%
Jack in the Box* .............................           47,000           1,332
-------------------------------------------------------------------------------
        Total Restaurants ....................                            1,332
-------------------------------------------------------------------------------
RETAIL -- 4.7%
Anntaylor Stores* ............................           46,500           1,493
Electronics Boutique Holdings* ...............           36,000           1,188
Kenneth Cole Productions, Cl A* ..............           30,000             593
-------------------------------------------------------------------------------
        Total Retail .........................                            3,274
-------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.9%
Alpha Industries* ............................           25,000             953
Cohu .........................................           32,900             622
Innovex* .....................................           35,000             127
LTX* .........................................           40,000             828
Three-Five Systems* ..........................           40,000             877
Zoran* .......................................           19,000             752
-------------------------------------------------------------------------------
        Total Semi-Conductors/Instruments ....                            4,159
-------------------------------------------------------------------------------
        Total Common Stock
           (Cost $54,757) ....................                           67,247
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.4%
Morgan Stanley Dean Witter (A)
    3.500%, dated 07/31/01, matures
    08/01/01, repurchase price $3,064,181
    (collateralized by U.S. Treasury Notes,
    total market value $3,148,966) ...........           $3,064           3,064
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $3,064) .....................                            3,064
-------------------------------------------------------------------------------
        Total Investments -- 100.3%
           (Cost $57,821) ....................                           70,311
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)                                (176)
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

SMALL CAP VALUE                                                           Value
PORTFOLIO(concluded)                                                      (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares (unlimited
     authorization -- no par value) based
     on 4,662,024 outstanding shares of
     beneficial interest .....................                          $45,951
Portfolio Shares of Class A Shares (unlimited
     authorization -- no par value) based
     on 486,953 outstanding shares of
     beneficial interest .....................                            5,098
Distributions in excess of net investment
    income ...................................                              (23)
Accumulated net realized gain
    on investments ...........................                            6,619
Net unrealized appreciation on investments ...                           12,490
-------------------------------------------------------------------------------
Total Net Assets-- 100.0% ....................                          $70,135
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares                              $13.62
Net Asset Value and Redemption Price
    Per Share -- Class A Shares ..............                           $13.61
Maximum Offering Price Per Share --
    Class A Shares ($13.61 \ 94.25%) .........                           $14.44
-------------------------------------------------------------------------------
* Non-income producing security.
(A) Tri-Party Repurchase Agreement
Cl -- Class
Ltd. -- Limited

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

INTERNATIONAL EQUITY                                                      Value
PORTFOLIO                                                Shares           (000)
-------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 93.4%

AUSTRALIA -- 1.0%
Rio Tinto Ltd. ...............................           19,061          $  320
-------------------------------------------------------------------------------
        Total Australia ......................                              320
-------------------------------------------------------------------------------
CANADA -- 1.3%
BCE ..........................................           15,700             421
-------------------------------------------------------------------------------
        Total Canada .........................                              421
-------------------------------------------------------------------------------
CHINA -- 0.4%
Huaneng Power International, Cl H ............          250,000             135
-------------------------------------------------------------------------------
        Total China ..........................                              135
-------------------------------------------------------------------------------
DENMARK -- 2.0%
ISS* .........................................           11,073             670
-------------------------------------------------------------------------------
        Total Denmark ........................                              670
-------------------------------------------------------------------------------
FRANCE -- 15.1%
Aventis ......................................           10,657             819
Axa ..........................................           31,097             910
Carrefour Supermarche ........................           15,741             889
Cie Generale D'Optique Essilor
    International ............................            1,297             385
Orange* ......................................           53,893             428
Schneider Electric ...........................            8,534             456
TotalFinaElf .................................            4,802             683
Valeo ........................................           10,479             470
-------------------------------------------------------------------------------
        Total France .........................                            5,040
-------------------------------------------------------------------------------
GERMANY -- 12.2%
Celanese .....................................           10,000             207
DaimlerChrysler ..............................            8,791             433
Deutsche Bank ................................            7,008             491
Deutsche Telekom .............................           23,262             517
E.ON .........................................           12,181             664
Infineon Technologies ........................            7,337             189
Muenchener Rueckversicherungs ................            3,089             884
SAP ..........................................            4,900             707
-------------------------------------------------------------------------------
        Total Germany ........................                            4,092
-------------------------------------------------------------------------------
                                                                          Value
                                                         Shares           (000)
-------------------------------------------------------------------------------
HONG KONG -- 3.3%
Denway Motors Ltd.* ..........................          550,000          $  190
Esprit Holdings Ltd. .........................          149,000             174
Hong Kong Exchanges &
    Clearing Ltd. ............................           80,000             118
Hutchison Whampoa Ltd. .......................           36,000             347
Sun Hung Kai Properties Ltd. .................           32,000             281
-------------------------------------------------------------------------------
        Total Hong Kong ......................                            1,110
-------------------------------------------------------------------------------
INDIA -- 0.7%
Dr. Reddy's Lab ADR* .........................            5,000             119
Reliance Industries Ltd. GDR .................            7,000             100
-------------------------------------------------------------------------------
        Total India ..........................                              219
-------------------------------------------------------------------------------
IRELAND -- 1.0%
Anglo Irish Bank .............................           60,000             221
Ryanair Holdings* ............................           10,000             105
-------------------------------------------------------------------------------
        Total Ireland ........................                              326
-------------------------------------------------------------------------------
ITALY -- 0.3%
Saipem* ......................................           20,000             110
-------------------------------------------------------------------------------
        Total Italy ..........................                              110
-------------------------------------------------------------------------------
JAPAN -- 15.0%
Daiwa Securities Group .......................           69,000             599
Hisamitsu Pharmaceutical .....................            3,000              44
Ishihara Sangyo Kaisha Ltd. ..................           60,000             101
JGC* .........................................           35,000             251
Matsushita Electric Industrial Ltd. ..........           28,000             390
Murata Manufacturing Ltd. ....................            2,830             181
Nintendo Ltd. ................................            3,300             583
NTT Docomo ...................................               30             416
Ricoh Ltd. ...................................           27,000             506
Sekisui House Ltd. ...........................           82,000             678
Sumitomo Electric Industries Ltd. ............           27,000             268
Takeda Chemical Industries Ltd. ..............           12,000             553
Toyota Motor .................................           13,800             455
-------------------------------------------------------------------------------
        Total Japan ..........................                            5,025
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

INTERNATIONAL EQUITY                                                      Value
PORTFOLIO (continued)                                    Shares           (000)
-------------------------------------------------------------------------------
KOREA -- 1.6%
Pohang Iron & Steel ..........................            3,730          $  253
Samsung Electronics ..........................            1,970             288
-------------------------------------------------------------------------------
        Total Korea ..........................                              541
-------------------------------------------------------------------------------
NETHERLANDS -- 9.4%
Akzo Nobel ...................................            8,054             336
Elsevier .....................................           72,808             888
ING Groep ....................................           22,203             724
TPG ..........................................           34,008             691
VNU ..........................................           14,543             517
-------------------------------------------------------------------------------
        Total Netherlands ....................                            3,156
-------------------------------------------------------------------------------
PORTUGAL -- 0.3%
Brisa-Auto Estradas de Portugal ..............           12,000             106
-------------------------------------------------------------------------------
        Total Portugal .......................                              106
-------------------------------------------------------------------------------
SPAIN -- 4.1%
Fomento de Construcciones Y
    Contratas* ...............................            7,000             149
Grupo Auxiliar Metalurgico* ..................           10,000             219
Grupo Dragados* ..............................           15,000             186
Indra Sistemas* ..............................           15,000             131
Telefonica* ..................................           56,805             692
-------------------------------------------------------------------------------
        Total Spain ..........................                            1,377
-------------------------------------------------------------------------------
SWEDEN -- 4.6%
Atlas Copco, Cl A* ...........................           20,124             427
Nordea* ......................................           83,000             465
Securitas, Cl B* .............................           34,003             632
-------------------------------------------------------------------------------
        Total Sweden .........................                            1,524
-------------------------------------------------------------------------------
SWITZERLAND -- 3.9%
Adecco .......................................           10,005             498
Novartis .....................................           11,351             395
Syngenta* ....................................            7,891             415
-------------------------------------------------------------------------------
        Total Switzerland ....................                            1,308
-------------------------------------------------------------------------------
                                                      Shares/
                                                    Face Amount          Value
                                                      (000)              (000)
-------------------------------------------------------------------------------
TAIWAN -- 0.4%
ASE Test Ltd.* ...............................           10,000          $  119
-------------------------------------------------------------------------------
        Total Taiwan .........................                              119
-------------------------------------------------------------------------------
THAILAND -- 0.7%
Bangkok Bank .................................          281,900             231
-------------------------------------------------------------------------------
        Total Thailand .......................                              231
-------------------------------------------------------------------------------
UNITED KINGDOM -- 16.1%
Alliance Unichem Plc .........................           25,000             202
Amey Plc .....................................           33,700             154
BAE Systems Plc ..............................          136,249             727
BP Plc .......................................          108,919             906
British Telecommunications Plc ...............           91,868             639
Cambridge Antibody
    Technology Group Plc* ....................            4,000              95
Centrica Plc .................................          169,027             536
Compass Group Plc* ...........................          105,267             787
St. James's Place Capital Plc ................           30,000             174
Standard Chartered Plc .......................           22,253             257
Unilever Plc .................................          104,363             891
-------------------------------------------------------------------------------
        Total United Kingdom .................                            5,368
-------------------------------------------------------------------------------
        Total Foreign Common Stock
           (Cost $33,392) ....................                           31,198
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.6%
Blackrock
    3.250%, dated 07/31/01, matures
    08/01/01, repurchase price $2,200,199
    (collateralized by U.S. Treasury Bonds
    total market value $2,245,588) ...........           $2,200           2,200
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $2,200) .....................                            2,200
-------------------------------------------------------------------------------
        Total Investments -- 100.0%
           (Cost $35,592) ....................                           33,398
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%                                    14
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

INTERNATIONAL EQUITY                                                      Value
PORTFOLIO (concluded)                                                      (000)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares (unlimited
     authorization -- no par value) based
     on 4,505,568 outstanding shares of
     beneficial interest .....................                          $40,680
Portfolio Shares of Class A Shares (unlimited
     authorization -- no par value) based
     on 69,085 outstanding shares of
     beneficial interest .....................                              583
Undistributed net investment income                                          11
Accumulated net realized loss
    on investments ...........................                           (5,683)
Accumulated net realized gain
    on foreign currency transactions .........                               15
Net unrealized depreciation on investments ...                           (2,194)
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ...................                          $33,412
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares ..                            $7.30
Net Asset Value and Redemption Price
    Per Share -- Class A Shares ..............                            $7.28
Maximum Offering Price per Share --
    Class A Shares ($7.28 \ 94.25%) ..........                            $7.72
-------------------------------------------------------------------------------
* Non-income producing security
ADR-- American Depository Receipt
Cl-- Class
GDR-- Global Depository Receipt
Ltd.-- Limited
Plc-- Public Limited Company
At July 31, 2001, sector diversification of the Portfolio was as follows:
                                                  % OF                  VALUE
SECTOR DIVERSIFICATION                           NET ASSETS             (000)
----------------------                           ----------           ----------
Aerospace/Defense                                  2.2%               $     727
Air Transportation                                 0.3                      105
Audio/Video Products                               1.2                      390
Automotive                                         4.6                    1,548
Banks                                              5.0                    1,665
Building & Construction                            3.0                    1,013
Chemicals                                          3.5                    1,159
Commercial Services                                2.5                      824
Communications Equipment                           0.8                      268
Computers & Services                               2.5                      838
Diversified Operations                             1.0                      347
Electric Utilities/Services                        4.5                    1,487
Financial Services                                 2.2                      717
Food, Beverage & Tobacco                           7.7                    2,567
Insurance                                          8.1                    2,692
Machinery                                          2.6                      883
Medical Products & Services                        7.8                    2,612
Metals & Metal Industries                          1.7                      573
Miscellaneous Business Services                    2.2                      738
Office Equipment                                   1.5                      506
Petroleum & Fuel Products                          6.7                    2,235
Printing & Publishing                              4.2                    1,405
Professional Services                              2.2                      749
Real Estate                                        0.8                      281
Semiconductors/Instruments                         0.9                      308
Telelphones & Telecommunications                   9.3                    3,113
Toys                                               1.8                      583
Transportation Services                            2.1                      691
Wholesale                                          0.5                      174
                                                 -----                ---------
     Total Foreign Common Stock                   93.4                   31,198
                                                 -----                ---------
Repurchase Agreement                               6.6                    2,200
                                                 -----                ---------
     Total Investments                           100.0                   33,398
                                                 -----                ---------
Other Assets and Liabilities, Net                  0.0                       14
                                                 -----                ---------
Total Net Assets                                 100.0%                 $33,412
                                                 =====                =========

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

                                                          Face
INTERMEDIATE-TERM INCOME                                 Amount           Value
PORTFOLIO                                                (000)            (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.4%
U.S. Treasury Bonds
    7.500%, 11/15/16 .........................          $14,500         $17,450
    6.250%, 08/15/23 .........................            2,000           2,155
U.S. Treasury Notes
    7.875%, 11/15/04 .........................            3,600           3,991
    7.500%, 05/15/02 .........................            2,700           2,784
    6.625%, 05/15/07 .........................            1,000           1,096
    6.375%, 08/15/02 .........................            5,500           5,660
    6.125%, 08/15/07 .........................            2,500           2,679
-------------------------------------------------------------------------------
        Total U.S. Treasury Obligations
           (Cost $34,272) ....................                           35,815
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.2%
FHLB
    5.740%, 02/25/05 .........................            3,500           3,604
FHLMC
    6.875%, 09/15/10 .........................            2,000           2,159
FNMA
    6.500%, 08/15/04 .........................            5,000           5,264
-------------------------------------------------------------------------------
        Total U.S. Government Agency Obligations
           (Cost $10,445) ....................                           11,027
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 15.6%
FHLMC
    6.250%, 10/15/23 .........................            5,000           5,105
    5.500%, 03/15/29 .........................              169             120
FHLMC CMO/REMIC
    9.000%, 01/15/25 .........................            1,647           1,725
    6.900%, 04/15/26 .........................            2,708           2,763
    6.250%, 10/15/22 .........................            4,000           4,096
FNMA
    7.040%, 08/01/15 .........................            1,369           1,467
    6.460%, 12/01/28 .........................            3,040           3,073
    6.390%, 08/01/13 .........................            5,269           5,456
FNMA (ACES) (A)
    6.740%, 04/25/20 .........................               46              46
-------------------------------------------------------------------------------
        Total U.S. Government Mortgage-
           Backed Obligations
           (Cost $23,403) ....................                           23,851
-------------------------------------------------------------------------------
                                                          Face
                                                         Amount           Value
                                                         (000)            (000)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 52.1%

AIRLINES -- 0.6%
US Airways, Cl A
    6.760%, 04/15/08 .........................           $  889          $  895
-------------------------------------------------------------------------------
        Total Airlines .......................                              895
-------------------------------------------------------------------------------
AUTOMOTIVE -- 3.9%
DaimlerChrysler Holdings
    7.750%, 06/15/05 .........................            1,000           1,066
Hertz
    7.000%, 05/01/02 .........................            2,800           2,856
TRW, Ser C, MTN
    7.370%, 04/18/07 .........................            2,000           2,070
-------------------------------------------------------------------------------
        Total Automotive .....................                            5,992
-------------------------------------------------------------------------------
BANKS -- 8.8%
Bank of America, Global Bond
    7.875%, 05/16/05 .........................            2,000           2,177
Citigroup
    7.250%, 10/01/10 .........................            2,000           2,138
Inter-American Development Bank, MTN
    6.000%, 05/13/09 .........................            3,000           2,993
National Australia Bank, Ser A, Yankee Bond
    8.600%, 05/19/10 .........................            2,000           2,289
National City Bank
    5.750%, 02/01/09 .........................            3,000           2,892
Wells Fargo Bank of North America
    6.450%, 02/01/11 .........................            1,000           1,013
-------------------------------------------------------------------------------
        Total Banks ..........................                           13,502
-------------------------------------------------------------------------------
BROKER/DEALERS -- 7.5%
Charles Schwab
    8.050%, 03/01/10 .........................            2,000           2,180
Merrill Lynch
    6.000%, 02/17/09 .........................            2,000           1,982
Morgan Stanley Dean Witter (A)
    4.058%, 12/17/01 .........................            3,000           3,001
Morgan Stanley Dean Witter, Ser C, MTN
    7.375%, 04/15/03 .........................            2,000           2,085
Paine Webber Group
    7.625%, 12/01/09 .........................            2,000           2,185
-------------------------------------------------------------------------------
        Total Broker/Dealers .................                           11,433
-------------------------------------------------------------------------------

    The accompanying notes are an integral part ofthe financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

                                                         Face
INTERMEDIATE-TERM INCOME                                 Amount           Value
PORTFOLIO (continued)                                    (000)            (000)
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES/SERVICES -- 1.3%
Hubbell
    6.625%, 10/01/05 .........................           $1,000          $1,039
Wisconsin Energy
    6.500%, 04/01/11 .........................            1,000           1,012
-------------------------------------------------------------------------------
        Total Electrical Utilities ...........                            2,051
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 13.0%
American General Finance, Ser F, MTN
    6.103%, 05/22/06 .........................            2,000           2,045
Associates Corporation of North America
    8.550%, 07/15/09 .........................            2,000           2,260
Boeing Capital, MTN
    7.250%, 02/01/11 .........................            1,000           1,040
General Electric Capital, Ser A, MTN,
    Global Bond
    7.000%, 03/01/02 .........................            5,000           5,094
General Motors Acceptance
    7.750%, 01/19/10 .........................            4,000           4,314
Household Finance, Global Bond
    7.875%, 03/01/07 .........................            2,000           2,195
Textron Financial (A)
    4.268%, 12/09/02 .........................            3,000           3,005
-------------------------------------------------------------------------------
        Total Financial Services .............                           19,953
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 1.0%
Philip Morris, Global Bond
    7.000%, 07/15/05 .........................            1,500           1,560
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco .......                            1,560
-------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 2.6%
Cooper Industries, Ser 3, MTN
    6.375%, 05/08/08 .........................            2,000           1,962
Tyco International Group, Global Bond
    5.800%, 08/01/06 .........................            2,000           2,005
-------------------------------------------------------------------------------
        Total Diversified Manufacturing ......                            3,967
-------------------------------------------------------------------------------
MACHINERY -- 0.7%
Caterpillar
    6.550%, 05/01/11 .........................            1,000           1,029
-------------------------------------------------------------------------------
        Total Machinery ......................                            1,029
-------------------------------------------------------------------------------
                                                          Face
                                                         Amount           Value
                                                         (000)            (000)
-------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 1.3%
Unocal Oil of California
    6.500%, 05/01/08 .........................           $2,000          $2,040
-------------------------------------------------------------------------------
        Total Petroleum & Fuel Products ......                            2,040
-------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.7%
RR Donnelley & Sons, Ser C, MTN
    6.700%, 07/05/05 .........................            1,000           1,041
-------------------------------------------------------------------------------
        Total Printing & Publishing ..........                            1,041
-------------------------------------------------------------------------------
RAILROADS -- 2.0%
CSX, Ser 1998-A
    6.400%, 06/15/09 .........................            2,000           1,994
Union Pacific
    6.125%, 01/15/04 .........................            1,000           1,000
-------------------------------------------------------------------------------
        Total Railroads ......................                            2,994
-------------------------------------------------------------------------------
RETAIL -- 3.3%
Albertson's
    8.350%, 05/01/10 .........................            2,000           2,224
Supervalu, Ser B, MTN
    6.640%, 06/09/06 .........................            3,000           2,854
-------------------------------------------------------------------------------
        Total Retail .........................                            5,078
-------------------------------------------------------------------------------
SPECIAL PURPOSE -- 2.8%
BHP Finance
    8.500%, 12/01/12 .........................            3,917           4,279
-------------------------------------------------------------------------------
        Total Special Purpose ................                            4,279
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 2.6%
QWest Capital Funding
    6.375%, 07/15/08 .........................            3,000           2,944
Telefonica of Europe, Global Bond
    7.350%, 09/15/05 .........................            1,000           1,051
-------------------------------------------------------------------------------
        Total Telephones & Telecommunications                             3,995
-------------------------------------------------------------------------------
        Total Corporate Obligations
           (Cost $77,752) ....................                           79,809
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.3%
Countrywide Home Loan Trust,
    Ser 1999-3, Cl A5
    6.500%, 04/25/29 .........................              652             478
-------------------------------------------------------------------------------
        Total Asset-Backed Securities
           (Cost $646) .......................                              478
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

                                                          Face
INTERMEDIATE-TERM INCOME                                 Amount           Value
PORTFOLIO (concluded)                                     (000)           (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
Morgan Stanley Dean Witter (B)
    3.500%, dated 07/31/01, matures
    08/01/01, repurchase price $674,790
    (collateralized by U.S. Treasury Notes,
    total market value $693,461) .............           $  675          $  675
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $675) .......................                              675
-------------------------------------------------------------------------------
        Total Investments -- 99.0%
           (Cost $147,193) ...................                          151,655
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 1.0% .....                           1,528
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares (unlimited
     authorization -- no par value) based
     on 14,541,666 outstanding shares of
     beneficial interest .....................                          144,657
Portfolio Shares of Class A Shares (unlimited
     authorization -- no par value) based
     on 723,920 outstanding shares of
     beneficial interest .....................                            7,226
Accumulated net realized loss
    on investments ...........................                           (3,162)
Net unrealized appreciation on investments                                4,462
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ...................                         $153,183
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares ..                           $10.03
Net Asset Value and Redemption Price
    Per Share -- Class A Shares ..............                           $10.03
Maximum Offering Price Per Share --
    Class A Shares ($10.03 \ 95.50%) .........                           $10.50
-------------------------------------------------------------------------------
(A) Variable Rate Security -- The rate shown is the rate in effect on July 31, 2001.
(B) Tri-Party Repurchase Agreement
ACES -- AMEX Commodities Exchange Securities
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

                                                          Face
MICHIGAN TAX FREE BOND                                   Amount           Value
PORTFOLIO                                                (000)            (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.1%

MICHIGAN -- 98.1%
Anchor Bay, School District GO,
    Ser II, FGIC
    6.125%, 05/01/11 .........................           $  365          $  418
Ann Arbor, Water Supply System RB,
    Ser T, MBIA
    7.375%, 02/01/02 .........................              750             767
Big Rapids, Public School District
    GO, FGIC
    7.300%, 05/01/05 .........................              250             283
Bishop International Airport Authority RB,
    Ser B, ACA
    5.125%, 12/01/17 .........................            1,500           1,425
Calhoun County GO, AMBAC
    4.950%, 07/01/03 .........................            1,000           1,036
Central Michigan State University RB,
    FGIC Pre-refunded @ $101 (A)
    5.200%, 04/01/07 .........................              860             928
Dearborn, Municipal Building Authority
    GO, AMBAC
    7.000%, 06/01/03 .........................              505             541
Detroit, Distributable State Aid
    GO, AMBAC
    5.250%, 05/01/08 .........................            1,000           1,070
    5.000%, 05/01/05 .........................              200             209
Detroit, Water Supply System RB, FGIC
    Partially Pre-refunded @ $102 (A)
    6.250%, 07/01/02 .........................              500             525
Detroit, Water Supply System RB, Second
    Lien, Ser A, MBIA
    5.100%, 07/01/07 .........................              500             532
Detroit, Water Supply System RB, Senior
    Lien, Ser A, FGIC
    Pre-refunded @ $101 (A)
    5.750%, 01/01/10 .........................            1,000           1,122
East Lansing GO, Ser B
    4.850%, 10/01/07 .........................              315             315
Farmington, Public School District GO
    4.000%, 05/01/09 .........................            1,100           1,088
Ferris State University RB, AMBAC
    Pre-refunded @ $101 (A)
    5.400%, 04/01/07 .........................              675             737

                                                          Face
                                                         Amount           Value
                                                         (000)            (000)
-------------------------------------------------------------------------------
Flat Rock, Community School District
    GO, MBIA
    7.750%, 05/01/04 .........................           $  675          $  753
Flint GO, MBIA
    6.000%, 11/01/03 .........................            1,040           1,108
Grand Rapids, Building Authority RB
    5.375%, 04/01/07 .........................              200             209
Grand Rapids, Downtown Development
    Authority TA, MBIA
    6.600%, 06/01/08 .........................              200             217
Howell, Public Schools GO
    5.250%, 05/01/17 .........................            1,575           1,614
Howell, Public Schools GO, FGIC
    5.000%, 05/01/08 .........................            1,000           1,035
Iron Mountain, Tax Increment Finance
    Authority GO, AMBAC
    5.000%, 05/01/05 .........................              250             256
Jenison, Public Schools GO, FGIC
    5.250%, 05/01/11 .........................            1,575           1,697
Johannesburg-Lewiston, Area Schools
    GO, AMBAC
    6.750%, 05/01/03 .........................              320             340
    6.000%, 05/01/04 .........................              365             391
Kalamazoo, Hospital Finance Authority,
    Borgess Medical Center RB,
    Ser A, AMBAC, ETM
    5.000%, 06/01/04 .........................            1,000           1,047
Kalamazoo, Water Supply System
    Project RB
    6.000%, 09/01/07 .........................              425             442
Kent County, Building Authority GO
    5.100%, 12/01/07 .........................              500             526
    5.000%, 12/01/06 .........................              500             527
Kent, Hospital Finance Authority RB,
    Mary Free Bed Hospital Project, Ser A
    6.250%, 04/01/03 .........................              250             254
Kentwood, Public School System GO
    5.900%, 05/01/04 .........................              380             395
Lake Orion, Michigan Community School
    District GO, Ser A, FSA
    5.750%, 05/01/15 .........................            1,000           1,081
Lansing, Building Authority GO, ETM
    7.100%, 06/01/02 .........................              100             102
Lansing, Tax Increment Finance Authority
    GO, ETM
    6.100%, 10/01/03 .........................              250             266

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

                                                          Face
MICHIGAN TAX FREE BOND                                   Amount           Value
PORTFOLIO (continued)                                    (000)            (000)
-------------------------------------------------------------------------------
Lincoln, School District GO, FGIC
    5.750%, 05/01/09 .........................           $  115          $  122
Lincoln, School District GO,
    FGIC Pre-refunded @ $102 (A)
    5.750%, 05/01/04 .........................              785             852
Livonia, Municipal Building Authority RB
    5.750%, 06/01/04 .........................              250             266
Livonia, Water Supply & Wastewater
    Systems RB, AMBAC
    5.200%, 11/01/09 .........................            1,000           1,016
Montague, Public School District GO, FSA
    5.125%, 05/01/06 .........................              300             319
    5.125%, 05/01/08 .........................              300             315
Northville, Public Schools GO, FGIC
    5.000%, 05/01/10 .........................              500             522
Oak Park GO, ABMAC
    5.200%, 05/01/06 .........................              250             262
Oakland County, Birmingham Drain District
    GO, Ser C
    7.500%, 10/01/01 .........................              325             328
Oakland County, Economic Development
    Authority RB, Cranbrook Elderly
    Community Project, Ser B
    Pre-refunded @ $100 (A) (B)
    6.375%, 11/01/04 .........................            1,000           1,095
Pewamo, Westphalia School District
    GO, FGIC
    5.000%, 05/01/06 .........................              275             291
Plymouth-Canton County, Community
    School District GO, FGIC
    4.500%, 05/01/12 .........................            1,100           1,099
Plymouth-Canton County, Community
    School District GO, Ser C
    Pre-refunded @ $102 (A)
    6.200%, 05/01/02 .........................              250             261
Portage, Public Schools GO, FSA
    4.450%, 05/01/12 .........................              500             497
    4.350%, 05/01/11 .........................              500             502
Redford Township GO, AMBAC
    Pre-refunded @ $102 (A)
    6.750%, 04/01/02 .........................              200             208
Rochester Hills GO
    5.500%, 11/01/06 .........................              250             255
    5.500%, 11/01/07 .........................              250             255
Rochester, Community School District
    GO, MBIA
    5.500%, 05/01/06 .........................            1,000           1,080

                                                          Face
                                                         Amount           Value
                                                         (000)            (000)
-------------------------------------------------------------------------------
Roseville, School District GO, FSA
    4.450%, 05/01/06 .........................           $1,500          $1,551
Saginaw, Hospital Finance Authority,
    Covenant Medical Center RB, Ser F
    6.500%, 07/01/30 .........................            5,000           5,237
Saline, Building Authority GO, AMBAC
    7.000%, 07/01/05 .........................              100             104
State Building Authority RB, Facilities
    Project, Ser I
    4.750%, 10/15/18 .........................            1,100           1,064
State Building Authority RB, Facilities
    Project, Ser I, AMBAC
    5.500%, 10/01/07 .........................            1,000           1,089
State Building Authority RB, Ser I
    Pre-refunded @ $102 (A)
    6.500%, 10/01/01 .........................              450             462
    6.400%, 10/01/01 .........................              650             667
State Building Authority RB, Ser I, AMBAC
    6.000%, 10/01/02 .........................              300             311
State Building Authority RB, Ser II
    Pre-refunded @ $102 (A)
    6.500%, 10/01/01 .........................              120             123
State Building Authority RB, Ser II, FSA
    6.200%, 10/01/02 .........................              250             256
State Hospital Finance Authority RB,
    Botsford Project, Ser A, MBIA
    4.400%, 02/15/04 .........................            1,000           1,024
State Hospital Finance Authority RB,
    Chelsea Community Hospital Project
    5.000%, 05/15/12 .........................            1,000             926
State Hospital Finance Authority RB,
    Detroit Medical Center Project
    6.250%, 08/15/13 .........................              675             649
State Hospital Finance Authority RB,
    Detroit Medical Center Project, Ser A
    7.100%, 08/15/01 .........................              165             165
State Hospital Finance Authority RB, Detroit
    Medical Group Project, Ser A, AMBAC
    5.000%, 08/15/05 .........................            2,180           2,286
State Hospital Finance Authority RB, Henry
    Ford Health Center Project, Ser A
    5.100%, 11/15/07 .........................              600             623
State Hospital Finance Authority RB,
    McLaren Group Project, Ser A
    5.200%, 10/15/06 .........................              750             774
    5.000%, 10/15/04 .........................            1,000           1,028

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

                                                          Face
MICHIGAN TAX FREE BOND                                   Amount           Value
PORTFOLIO (continued)                                     (000)            (000)
-------------------------------------------------------------------------------
State Hospital Finance Authority RB,
    MidMichigan Group Project,
    Ser A, FSA
    5.500%, 06/01/08 .........................           $1,400          $1,507
State Hospital Finance Authority RB,
    Sisters of Mercy Health Systems,
    Ser P, MBIA
    4.900%, 08/15/05 .........................              940             981
State Hospital Finance Authority RB,
    Sisters of Mercy Health Systems,
    Ser P, MBIA, ETM
    4.900%, 08/15/05 .........................               60              63
State Hospital Finance Authority RB,
    Sparrow Group Project, MBIA
    5.400%, 11/15/09 .........................              450             480
    5.300%, 11/15/08 .........................              450             480
    5.200%, 11/15/07 .........................              480             511
State Hospital Finance Authority RB,
    St. John Hospital & Medical Center
    Project, AMBAC, ETM
    5.000%, 05/15/04 .........................              750             786
State Hospital Finance Authority RB,
    St. John Hospital & Medical Center
    Project, Ser A, AMBAC, ETM
    5.650%, 05/15/03 .........................              300             315
State Housing Development Authority
    RB, Greenwood Villa Project, FSA
    6.500%, 09/15/07 .........................              160             168
State Municipal Bond Authority RB
    5.500%, 10/01/06 .........................              810             879
    5.150%, 10/01/08 .........................            1,000           1,041
State Municipal Bond Authority RB, Ser A
    6.500%, 05/01/07 .........................              250             263
    6.000%, 10/01/02 .........................            1,000           1,036
State Public Power Agency RB, Belle
    River Project, Ser A
    5.200%, 01/01/04 .........................              300             313
State Public Power Agency RB,
    Campbell Project, Ser A, AMBAC
    5.500%, 01/01/06 .........................              500             536
    5.000%, 01/01/03 .........................              500             514
State South Central Power Agency
    RB, MBIA
    5.800%, 11/01/05 .........................              400             435

                                                          Face
                                                         Amount           Value
                                                          (000)           (000)
-------------------------------------------------------------------------------
State Strategic Fund RB, Ford Motor
    Project, Ser A
    7.100%, 02/01/06 .........................           $  350          $  395
State Strategic Fund RB, NSF International
    Project, Ser A (C)
    5.500%, 08/01/11 .........................            1,065           1,105
    5.400%, 08/01/10 .........................            1,105           1,145
State Trunk Line RB, Ser A
    5.625%, 10/01/03 .........................              500             525
State Trunk Line RB, Ser B-2
    5.750%, 10/01/04 .........................              350             368
State University RB, Ser A
    Pre-refunded @ $101 (A)
    6.125%, 08/15/02 .........................            1,250           1,306
Traverse City, Area Public Schools GO,
    Ser I, MBIA
    7.250%, 05/01/05 .........................              950           1,072
Trenton, Building Authority GO, AMBAC
    5.625%, 10/01/21 .........................            1,250           1,320
Troy, City School District GO
    4.750%, 05/01/08 .........................            1,000           1,036
University of Michigan, Hospital
    RB, Ser A
    5.800%, 12/01/05 .........................              400             417
University of Michigan, Hospital
    RB, Ser A-1
    5.250%, 12/01/09 .........................            1,000           1,056
University of Michigan, Major Capital
    Projects RB, Ser B
    5.300%, 04/01/05 .........................              250             263
Utica, Community Schools GO
    5.750%, 05/01/07 .........................              500             528
Washtenaw County, Community College
    GO, Ser A
    4.900%, 04/01/06 .........................            1,200           1,260
    4.350%, 04/01/05 .........................            1,375           1,415
Waterford Township, School District GO
    4.850%, 06/01/10 .........................            1,450           1,483
West Bloomfield, School District
    GO, FGIC
    5.700%, 05/01/14 .........................              900             974
Wixon County GO, AMBAC
    4.750%, 05/01/11 .........................            1,000           1,023
Wyandotte, Building Authority RB, ETM
    7.000%, 01/01/03 .........................              100             102

-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

July 31, 2001

                                                      Shares/
MICHIGAN TAX FREE BOND                              Face Amount           Value
PORTFOLIO (concluded)                                 (000)               (000)
-------------------------------------------------------------------------------
Wyandotte, Electric Authority RB, MBIA
    6.250%, 10/01/08 .........................       $    1,700         $ 1,889
Wyandotte, Finance Authority TA, MBIA
    6.100%, 06/01/02 .........................              500             514
-------------------------------------------------------------------------------
        Total Michigan .......................                           80,644
-------------------------------------------------------------------------------
        Total Municipal Bonds
           (Cost $77,322) ....................                           80,644
-------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.0%
SEI Institutional Tax-Free Portfolio .........          790,831             791
-------------------------------------------------------------------------------
        Total Cash Equivalent
           (Cost $791) .......................                              791
-------------------------------------------------------------------------------
        Total Investments -- 99.1%
           (Cost $78,113) ....................                           81,435
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.9% ....                              747
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares (unlimited
     authorization -- no par value) based
     on 7,972,440 outstanding shares of
     beneficial interest .....................                           77,956
Portfolio Shares of Class A Shares (unlimited
     authorization -- no par value) based
     on 65,844 outstanding shares of
     beneficial interest .....................                              664
Undistributed net investment income ..........                               28
Accumulated net realized gain
    on investments ...........................                              212
Net unrealized appreciation on investments ...                            3,322
-------------------------------------------------------------------------------
Total Net Assets-- 100.0% ....................                          $82,182
-------------------------------------------------------------------------------
                                                                          Value
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares                              $10.22
Net Asset Value and Redemption Price
    Per Share -- Class A Shares                                          $10.23
Maximum Offering Price Per Share --
    Class A Shares ($10.23 (DIVIDE) 95.50%)                              $10.71
-------------------------------------------------------------------------------
(A) Pre-refunded Security -- The pre-refunded date is shown as the maturity date on the Statement of Net Assets.
(B) Adjustable Rate Security -- the rate reflected is the rate in effect on July 31, 2001.
(C) Securities are held in connection with a letter of credit issued by a major bank or other financial institution.
ETM -- Escrowed to Maturity
GO -- General Obligation
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
The following organizations have provided underlying credit support for securities listed above, as indicated.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association

    The accompanying notes are an integral part of the financial statements.

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

                                                         Face
PRIME OBLIGATION MONEY                                   Amount           Value
MARKET PORTFOLIO                                          (000)           (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 55.1%

BANKS -- 2.9%
Halifax
    3.700%, 09/10/01 .........................           $4,000          $3,984
-------------------------------------------------------------------------------
        Total Banks ..........................                            3,984
-------------------------------------------------------------------------------
CHEMICALS -- 2.8%
EI Dupont de Nemours
    3.600%, 09/21/01 .........................            4,000           3,980
-------------------------------------------------------------------------------
        Total Chemicals ......................                            3,980
-------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 6.1%
Colgate-Palmolive
    3.700%, 08/09/01 .........................            4,500           4,496
Gillette
    3.580%, 09/21/01 .........................            4,000           3,980
-------------------------------------------------------------------------------
        Total Cosmetics & Toiletries .........                            8,476
-------------------------------------------------------------------------------
ELECTRICAL UTILITIES/SERVICES -- 1.5%
Hubbell
    3.940%, 08/01/01 .........................            2,155           2,155
-------------------------------------------------------------------------------
        Total Electrical Utilities/Services ..                            2,155
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 17.2%
Centric Capital
    3.620%, 09/17/01 .........................            4,000           3,981
Goldman Sachs Group
    3.780%, 10/12/01 .........................            4,000           3,970
KFW International Finance
    3.600%, 09/12/01 .........................            4,000           3,983
Prefco
    3.710%, 08/01/01 .........................            4,000           4,000
UBS Finance (DE)
    3.960%, 08/08/01 .........................            4,000           3,997
Variable Funding Capital
    3.600%, 09/21/01 .........................            4,000           3,980
-------------------------------------------------------------------------------
        Total Financial Services .............                           23,911
-------------------------------------------------------------------------------
                                                         Face
                                                         Amount           Value
                                                         (000)            (000)
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 6.8%
Anheuser Busch
    3.600%, 09/21/01 .........................           $4,000          $3,980
Coca-Cola
    3.640%, 08/09/01 .........................            4,000           3,997
Unilever Capital (A)
    3.970%, 09/07/01 .........................            1,500           1,500
-------------------------------------------------------------------------------
        Total Food, Beverage & Tobacco .......                            9,477
-------------------------------------------------------------------------------
INSURANCE -- 3.2%
New York Life Capital
    3.730%, 08/17/01 .........................            4,500           4,493
-------------------------------------------------------------------------------
        Total Insurance ......................                            4,493
-------------------------------------------------------------------------------
METALS -- 2.9%
Alcoa
    3.730%, 08/17/01 .........................            4,000           3,993
-------------------------------------------------------------------------------
        Total Metals .........................                            3,993
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.9%
Pfizer
    3.680%, 08/20/01 .........................            4,000           3,992
-------------------------------------------------------------------------------
        Total Pharmaceuticals ................                            3,992
-------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 5.9%
Gannett
    3.710%, 08/16/01 .........................            4,300           4,293
Washington Post
    3.680%, 09/14/01 .........................            4,000           3,982
-------------------------------------------------------------------------------
        Total Printing & Publishing ..........                            8,275
-------------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY -- 2.9%
Corporate Receivable
    3.600%, 09/07/01 .........................            4,000           3,985
-------------------------------------------------------------------------------
        Total Special Purpose Entity .........                            3,985
-------------------------------------------------------------------------------
        Total Commercial Paper
           (Cost $76,721) ....................                           76,721
-------------------------------------------------------------------------------
YANKEE COMMERCIAL PAPER -- 2.9%
Monte Blanc Capital
    3.750%, 08/13/01 .........................            4,000           3,995
-------------------------------------------------------------------------------
        Total Yankee Commercial Paper
           (Cost $3,995) .....................                            3,995
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS (concluded)
July 31, 2001

                                                         Face
PRIME OBLIGATION MONEY                                   Amount           Value
MARKET PORTFOLIO (concluded)                              (000)            (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.8%
State Street Bank
    3.750%, 08/09/01 .........................           $4,000          $4,000
Wilmington Trust
    3.800%, 08/03/01 .........................            4,000           4,000
-------------------------------------------------------------------------------
        Total Certificates Of Deposit
           (Cost $8,000) .....................                            8,000
-------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT -- 3.2%
Firstar Bank of Milwaukee
    3.980%, 08/01/01 .........................            4,500           4,500
-------------------------------------------------------------------------------
        Total Yankee Certificate of Deposit
           (Cost $4,500) .....................                            4,500
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.9%
FHLMC (B)
    3.650%, 08/08/01 .........................            2,100           2,098
    3.660%, 09/13/01 .........................            7,000           6,969
FHLMC MTN
    4.020%, 07/02/02 .........................            2,000           2,000
-------------------------------------------------------------------------------
        Total U.S. Government Agency
           Obligations (Cost $11,067) ........                           11,067
-------------------------------------------------------------------------------
CORPORATE BONDS -- 3.0%
General Electric Capital, MTN, Ser A
    5.770%, 08/27/01 .........................            4,225           4,223
-------------------------------------------------------------------------------
        Total Corporate Bonds
           (Cost $4,223) .....................                            4,223
-------------------------------------------------------------------------------
BANK NOTES -- 5.0%
American Express Centurion Bank (B)
    3.770%, 11/27/01 .........................            3,000           3,000
LaSalle Bank Northern Illinois
    3.750%, 09/05/01 .........................            4,000           4,000
-------------------------------------------------------------------------------
        Total Bank Notes
           (Cost $7,000) .....................                            7,000
-------------------------------------------------------------------------------
FUNDING AGREEMENTS -- 5.8%
Metropolitan Life (A) (C)
    4.394%, 05/01/02 .........................            2,000           2,000
Monumental Life (A) (C)
    4.440%, ..................................            3,000           3,000
Travelers Insurance (A) (C)
    4.060%, 05/31/02 .........................            3,000           3,000
-------------------------------------------------------------------------------
        Total Funding Agreements
           (Cost $8,000) .....................                            8,000
-------------------------------------------------------------------------------
                                                         Face
                                                        Amount            Value
                                                        (000)             (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.4%
Lehman Brothers (D)
    3.870%, dated 07/31/01, matures
    08/01/01, repurchase price $15,801,699
    (collateralized by FNMA Obligations,
    total market value $16,112,872) ..........          $15,800        $ 15,800
-------------------------------------------------------------------------------
        Total Repurchase Agreement
           (Cost $15,800) ....................                           15,800
-------------------------------------------------------------------------------
        Total Investments -- 100.1%
           (Cost $139,306) ...................                          139,306
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%) ..                             (180)
-------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Institutional Shares (unlimited
     authorization -- no par value) based
     on 125,390,124 outstanding shares of
     beneficial interest .....................                         $125,390
Portfolio Shares of Class A Shares (unlimited
     authorization -- no par value) based
     on 13,763,344 outstanding shares of
     beneficial interest .....................                           13,763
Accumulated net realized loss
    on investments ...........................                              (27)
-------------------------------------------------------------------------------
Total Net Assets -- 100.0% ...................                         $139,126
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Shares ..                            $1.00
Net Asset Value, Offering and Redemption
    Price Per Share -- Class A Shares ........                            $1.00
-------------------------------------------------------------------------------
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified buyers or other investors.
(B) Discount Note -- The rate shown is the security's discount rate at time of purchase.
(C) Variable rate security -- The rate shown is the rate in effect on July 31, 2001. The date shown is the final maturity date.
(D) Tri-Party Repurchase Agreement
FHLMC -- Federal Home Loan Mortgage Association
FNMA -- Federal
National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

    The accompanying notes are an integral part of the financial statements.


STATEMENTS OF OPERATIONS (000)                                                                           GOLDEN OAK FAMILY OF FUNDS
For the Six-Month Period Ended July 31, 2001                                                                              Unaudited

                                                                                                                              Prime
                                                             Tax-                            Intermediate-   Michigan    Obligation
                                                          Managed  Small Cap  International           Term   Tax Free         Money
                                     Growth      Value     Equity      Value         Equity         Income       Bond        Market
                                  Portfolio  Portfolio  Portfolio  Portfolio      Portfolio      Portfolio  Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividend Income ................     $210      $ 664      $ 114       $547          $ 237         $   --     $   --         $  --
  Interest Income ................       70         59          4         67             29          5,143      2,173         3,339
  Less: Foreign Taxes Withheld ...       --         (3)        (1)        --             (6)            --         --            --
------------------------------------------------------------------------------------------------------------------------------------
     Total Investment
       Income ....................      280        720        117        614            260          5,143      2,173         3,339
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Investment Advisory Fees .......      121        152         37        117             42            400        214           154
  Investment Sub-
    Advisory Fees ................      143        184         43        225             85             --         --            51
  Administration Fees ............       71         91         22         69             28            160         86           137
  Transfer Agent Fees ............       19         20         13         17             16             25         19            24
  Custodian Fees .................        4          4          2          3             45              5          3             6
  Professional Fees ..............       14         14          2         11             12             26         13            23
  Registration Fees ..............        9          6          3          4              4              8          5             8
  Distribution Fees(1) ...........       12         10          1          8              1              9          1            16
  Trustee Fees ...................        3          3          1          2              1              5          3             4
  Printing Expenses ..............        5          7          2          5              2             12          6             9
  Other Expenses .................        1          2         --          3             11              3          5             2
------------------------------------------------------------------------------------------------------------------------------------
     Total Expenses ..............      402        493        126        464            247            653        355           434
     Less: Waiver of Investment
       Advisory Fees .............       --         --         (6)        --            (35)          (125)       (76)         (143)
------------------------------------------------------------------------------------------------------------------------------------
     Net Expenses ................      402        493        120        464            212            528        279           291
------------------------------------------------------------------------------------------------------------------------------------
     Net Investment
     Income (Loss) ...............      122)       227         (3)       150             48          4,615      1,894         3,048
------------------------------------------------------------------------------------------------------------------------------------
  Net Realized Gain (Loss)
    on Securities Sold ...........  (15,356)       328        965      4,988         (3,881)        (1,033)       228           (11)
  Net Realized Gain on
    Foreign Currency
    Transactions and Foreign
    Currency Contracts ...........       --         --         --         --             15             --         --            --
  Net Change in Unrealized
    Depreciation on Foreign
    Currency and Translation
    of Other Assets and
    Liabilities Denominated ......       --         --         --         --            (67)            --         --            --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investment ................   (6,093)    (6,522)    (3,142)     1,796         (1,657)         2,683        402            --
------------------------------------------------------------------------------------------------------------------------------------
  Net Realized and
    Unrealized Gain (Loss)
    on Investments ...............  (21,449)    (6,194)    (2,177)     6,784         (5,590)         1,650        630           (11)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
    in Net Assets Resulting
    From Operations .............. $(21,571)   $(5,967)   $(2,180)    $6,934        $(5,542)        $6,265     $2,524        $3,037

------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees are incurred in the Class A Shares.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Six-Month Period Ended July 31, 2001 (Unaudited) and the Year Ended January 31, 2001

                                                                                                                   Tax-Managed
                                                                       Growth                  Value                 Equity
                                                                      Portfolio              Portfolio              Portfolio
                                                               ----------------------   --------------------  ---------------------
                                                               2/1/01 to    2/1/00 to   2/1/01 to  2/1/00 to  2/1/01 to   2/1/00 to
                                                                7/31/01      1/31/01     7/31/01    1/31/01    7/31/01     1/31/01
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income (Loss) .............................   $   (122)    $   (325)    $   227     $  614    $    (3)    $   (17)
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions ..........................    (15,356)      11,660         328      8,361        965       2,845
  Net Change in Unrealized Appreciation (Depreciation)
    on Foreign Currency and Translation of Other Assets
    and Liabilities Denominated in Foreign Currency ........         --           --          --         --         --          --
  Net Change in Unrealized Appreciation (Depreciation)
  on Investments ...........................................     (6,093)     (19,121)     (6,522)       356     (3,142)     (6,916)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from
  Investment Operations ....................................    (21,571)      (7,786)     (5,967)     9,331     (2,180)     (4,088)
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Institutional Shares ...................................         --           --        (198)      (556)        --          --
    Class A Shares .........................................         --           --          (9)       (45)        --          --
  Realized Net Gains
    Institutional Shares ...................................         --      (13,074)         --     (6,049)        --     (10,879)
    Class A Shares .........................................         --       (2,378)         --       (703)        --        (179)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions ........................................         --      (15,452)       (207)    (7,353)        --     (11,058)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Institutional Shares:
  Proceeds from Shares Issued ..............................     21,885       56,237      29,104     29,071         --       5,007
  Value from Shares Issued in Connection with Acquisition
   of Common Trust Fund Assets (See note 9) ................         --        4,648          --      4,648         --          --
  Reinvestment of Cash Distributions .......................         --       13,073           9      6,070         --      10,760
  Cost of Shares Redeemed ..................................    (16,562)     (47,860)    (27,003)   (13,627)    (3,886)    (16,557)*
------------------------------------------------------------------------------------------------------------------------------------
Total Institutional Shares Share Transactions ..............      5,323       26,098       2,110     26,162     (3,886)       (790)
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
  Proceeds from Shares Issued ..............................      1,208        6,110       1,065      3,782         --         588
  Reinvestment of Cash Distributions .......................         --        2,374           9        747         --         143
  Cost of Shares Redeemed ..................................     (1,103)      (2,302)       (739)    (3,099)       (84)       (185)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ..........................        105        6,182         335      1,430        (84)        546
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share
  Transactions .............................................      5,428       32,280       2,445     27,592     (3,970)       (244)
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ....................    (16,143)       9,042      (3,729)    29,570     (6,150)    (15,390)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ......................................     84,768       75,726      95,799     66,229     25,254      40,644
------------------------------------------------------------------------------------------------------------------------------------
  End of Period ............................................   $ 68,625     $ 84,768     $92,070    $95,799    $19,104     $25,254
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed
Institutional Shares:
  Shares Issued ............................................      2,149        3,385       3,217      3,205         --         796
  Shares Issued in Connection with Acquisition of Common
  Trust Fund Assets (See note 9) ...........................         --          276          --        481         --          --
  Shares Issued in Lieu of Cash Distributions ..............         --          909           1        662         --       1,694
  Shares Redeemed ..........................................     (1,583)      (2,654)     (2,972)    (1,417)      (712)     (2,249)*
------------------------------------------------------------------------------------------------------------------------------------
Total Institutional Shares Share Transactions ..............        566        1,916         246      2,931       (712)        241
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
  Shares Issued ............................................        122          350         118        388         --          68
  Shares Issued in Lieu of Cash Distributions ..............         --          170           1         82         --          23
  Shares Redeemed ..........................................       (111)        (134)        (82)      (334)       (16)        (19)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ..........................         11          386          37        136        (16)         72
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ......................        577        2,302         283      3,067       (728)        313
------------------------------------------------------------------------------------------------------------------------------------

 Amounts designated as "--" are either $0 or have been rounded to $0.
  * Includes redemptions as a result of a redemption in kind (see note 10).
(1) Commenced operations on July 10, 2000.

    The accompanying notes are an integral part of the financial statements.

                                       26

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                 Small Cap                 International           Intermediate-Term
                                                                   Value                      Equity                     Income
                                                                 Portfolio                  Portfolio                  Portfolio
                                                            ----------------------    ---------------------    ---------------------
                                                            2/1/01 to    2/1/00 to   2/1/01 to    7/10/00 to    2/1/01 to  2/1/00 to
                                                             7/31/01      1/31/01     7/31/01     1/31/01(1)     7/31/01    1/31/01
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income (Loss) .............................$    150     $    366     $    48     $    (11)    $  4,615    $ 10,052
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions ..........................   4,988        6,406      (3,866)      (1,640)      (1,033)       (653)
  Net Change in Unrealized Appreciation (Depreciation)
    on Foreign Currency and Translation of Other Assets
  and Liabilities Denominated in Foreign Currency ..........      --           --         (67)           67         --          --
  Net Change in Unrealized Appreciation (Depreciation)
  on Investments ...........................................   1,796       12,731      (1,657)        (537)       2,683      10,466
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from
  Investment Operations ....................................   6,934       19,503      (5,542)      (2,121)       6,265      19,865
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Institutional Shares ...................................    (164)        (359)         --         (185)      (4,423)     (9,685)
    Class A Shares .........................................      (9)         (21)         --           (3)        (192)       (367)
  Realized Net Gains
    Institutional Shares ...................................      --       (3,948)         --           --           --          --
    Class A Shares .........................................      --         (323)         --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions ........................................    (173)      (4,651)         --         (188)      (4,615)    (10,052)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Institutional Shares:
  Proceeds from Shares Issued ..............................  26,599       25,059      10,599       31,512       13,351      46,307
  Value from Shares Issued in Connection with Acquisition
   of Common Trust Fund Assets (See note 9) ................      --           --          --           --           --          --
  Reinvestment of Cash Distributions .......................       2        3,951          --           12          118         297
  Cost of Shares Redeemed .................................. (34,163)     (18,306)*      (769)        (674)     (29,634)    (43,073)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ..........................  (7,562)      10,704       9,830       30,850      (16,165)      3,531
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share
  Transactions .............................................     767        2,159         160          479        1,421       1,711
Total Increase (Decrease) in Net Assets ....................       8          344          --            3          189         363
  Cost of Shares Redeemed ..................................    (729)      (1,028)        (44)         (15)      (1,162)     (1,941)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ..........................      46        1,475         116          467          448         133
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share
  Transactions .............................................  (7,516)      12,179       9,946       31,317      (15,717)      3,664
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ....................    (755)      27,031       4,404       29,008      (14,067)     13,477
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ......................................  70,890       43,859      29,008           --      167,250     153,773
------------------------------------------------------------------------------------------------------------------------------------
  End of Period ............................................ $70,135      $70,890     $33,412      $29,008     $153,183    $167,250
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed
Institutional Shares:
  Shares Issued ............................................   2,028        2,223       1,388        3,291        1,346       4,855
  Shares Issued in Connection with Acquisition of Common
  Trust Fund Assets (See note 9) ...........................      --           --          --           --           --          --
  Shares Issued in Lieu of Cash Distributions ..............      --          353          --            1           12          31
  Shares Redeemed ..........................................  (2,607)      (1,586)*       (99)         (75)      (2,987)     (4,488)
------------------------------------------------------------------------------------------------------------------------------------
Total Institutional Shares Share Transactions ..............    (579)         990       1,289        3,217       (1,629)        398
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
  Shares Issued ............................................      59          201          21           56          143         179
  Shares Issued in Lieu of Cash Distributions ..............       1           31          --           --           19          38
  Shares Redeemed ..........................................     (57)         (94)         (6)          (2)        (117)       (204)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ..........................       3          138          15           54           45          13
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ......................    (576)       1,128       1,304        3,271       (1,584)        411
------------------------------------------------------------------------------------------------------------------------------------

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                           Michigan            Prime Obligation
                                                                         Tax Free Bond           Money Market
                                                                           Portfolio               Portfolio
                                                                   ---------------------    ----------------------
                                                                   2/1/01 to   2/1/00 to    2/1/01 to   2/1/00 to
                                                                    7/31/01     1/31/01      7/31/01     1/31/01
------------------------------------------------------------------------------------------------------------------------------------
Investment Operations:
  Net Investment Income (Loss) .............................     $ 1,894    $   4,008    $  3,048    $   8,057
  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions ..........................         228           96         (11)          (1)
  Net Change in Unrealized Appreciation (Depreciation)
    on Foreign Currency and Translation of Other Assets
  and Liabilities Denominated in Foreign Currency ..........          --           --          --           --
  Net Change in Unrealized Appreciation (Depreciation)
  on Investments ...........................................         402        3,842          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from
  Investment Operations ....................................       2,524        7,946       3,037        8,056
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income
    Institutional Shares ...................................      (1,852)      (4,018)     (2,766)      (7,537)
    Class A Shares .........................................         (14)         (18)       (272)        (533)
  Realized Net Gains
    Institutional Shares ...................................          --         (129)         --          --
    Class A Shares .........................................          --           (1)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions ........................................      (1,866)      (4,166)     (3,038)      (8,070)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
Institutional Shares:
  Proceeds from Shares Issued ..............................       2,521       13,301     169,837      257,830
  Value from Shares Issued in Connection with Acquisition
   of Common Trust Fund Assets (See note 9) ................          --           --          --           --
  Reinvestment of Cash Distributions .......................          10          153          75          147
  Cost of Shares Redeemed ..................................     (10,513)     (17,820)   (160,205)    (256,655)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ..........................      (7,982)      (4,366)      9,707        1,322
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share
  Transactions .............................................           2          475       7,391       15,080
Total Increase (Decrease) in Net Assets ....................          14           18         270          529
  Cost of Shares Redeemed ..................................         (77)          --      (5,894)     (12,191)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ..........................         (61)         493       1,767        3,418
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Capital Share
  Transactions .............................................      (8,043)      (3,873)     11,474        4,740
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets ....................      (7,385)         (93)     11,473        4,726
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ......................................      89,567       89,660     127,653      122,927
------------------------------------------------------------------------------------------------------------------------------------
  End of Period ............................................     $82,182      $89,567    $139,126     $127,653
------------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed
Institutional Shares
  Shares Issued ............................................         248        1,344     169,837      257,830
  Shares Issued in Connection with Acquisition of Common
  Trust Fund Assets (See note 9) ...........................          --           --          --           --
  Shares Issued in Lieu of Cash Distributions ..............           1           15          75          147
  Shares Redeemed ..........................................      (1,035)      (1,803)   (160,205)    (256,655)
------------------------------------------------------------------------------------------------------------------------------------
Total Institutional Shares Share Transactions ..............        (786)        (444)      9,707        1,322
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
  Shares Issued ............................................          --           48       7,391       15,080
  Shares Issued in Lieu of Cash Distributions ..............           2            2         270          529
  Shares Redeemed ..........................................          (8)          --      (5,894)     (12,191)
------------------------------------------------------------------------------------------------------------------------------------
Total Class A Shares Transactions ..........................          (6)          50       1,767        3,418
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Capital Shares ......................        (792)        (394)     11,474        4,740
------------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout each Period


                                   NET                              REALIZED                    DISTRIBUTIONS                 NET
                                  ASSET                               AND              ------------------------------        ASSET
                                  VALUE              NET           UNREALIZED              NET                 NET           VALUE
                                BEGINNING         INVESTMENT       GAIN (LOSS)         INVESTMENT            REALIZED         END
                                OF PERIOD        INCOME (LOSS)   ON INVESTMENTS          INCOME               GAIN         OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*             $   12.99          $  (0.01)          $ (3.32)           $    --              $    --          $ 9.66
             2001                  17.85             (0.01)            (1.83)                --                (3.02)          12.99
             2000                  16.16             (0.03)             4.75                 --                (3.03)          17.85
             1999                  12.66              0.02              5.88              (0.02)               (2.38)          16.16
             1998                  12.66                --              3.12                 --                (3.12)          12.66
             1997                  10.26                --              2.44              (0.01)               (0.03)          12.66
Class A Shares
             2001*             $   12.58          $  (0.03)          $ (3.21)           $    --              $    --          $ 9.34
             2001                  17.43             (0.03)            (1.80)                --                (3.02)          12.58
             2000                  15.89             (0.06)             4.63                 --                (3.03)          17.43
             1999                  12.51              0.02              5.74                 --                (2.38)          15.89
             1998                  12.57             (0.01)             3.07                 --                (3.12)          12.51
             1997                  10.20             (0.03)             2.43                 --                (0.03)          12.57
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*             $    9.51          $   0.02           $ (0.62)           $ (0.02)             $    --          $ 8.89
             2001                   9.45              0.07              0.77              (0.07)               (0.71)           9.51
             0.03                   0.78             (0.03)             0.78              (0.03)               (0.50)           9.45
             1999                   9.33              0.04              0.90              (0.04)               (1.06)           9.17
             1998(1)               10.00              0.04              0.86              (0.04)               (1.53)           9.33
Class A Shares
             2001*             $    9.47          $   0.01           $ (0.62)           $ (0.01)             $    --          $ 8.85
             2001                   9.41              0.05              0.77              (0.05)               (0.71)           9.47
             2000                   9.14              0.01              0.77              (0.01)               (0.50)           9.41
             1999                   9.32              0.03              0.87              (0.02)               (1.06)           9.14
             1998(1)               10.00              0.02              0.86              (0.03)               (1.53)           9.32
------------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*             $    5.91          $     --           $ (0.52)           $    --              $    --          $ 5.39
             2001                  10.26              0.01             (1.10)                --                (3.26)           5.91
             2000(2)               10.00                --              0.30              (0.01)               (0.03)          10.26
Class A Shares
             2001*             $    5.87          $  (0.01)          $ (0.52)           $    --              $    --          $ 5.34
             2001                  10.24                --             (1.11)                --                (3.26)           5.87
             2000(2)               10.00             (0.01)             0.29              (0.01)               (0.03)          10.24
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*             $   12.38          $   0.03           $  1.24            $ (0.03)             $    --          $13.62
             2001                   9.54              0.07              3.58              (0.07)               (0.74)          12.38
             2000(3)               10.00              0.03             (0.46)             (0.03)                  --            9.54
Class A Shares
             2001*             $   12.37          $   0.01           $  1.25            $ (0.02)             $    --          $13.61
             2001                   9.54              0.04              3.58              (0.05)               (0.74)          12.37
             2000(3)               10.00              0.03             (0.47)             (0.02)                  --            9.54
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*             $    8.87          $   0.54           $ (2.11)           $    --              $    --          $ 7.30
             2001(4)               10.00                --             (1.07)             (0.06)                  --            8.87
Class A Shares
             2001*             $    8.85          $   0.16           $ (1.73)           $    --              $    --          $ 7.28
             2001(4)               10.00             (0.03)            (1.06)             (0.06)                  --            8.85
====================================================================================================================================



                                                                                                           RATIO OF NET
                                                                           RATIO OF         RATIO OF        INVESTMENT
                                          NET                                 NET           EXPENSES       INCOME (LOSS)
                                        ASSETS            RATIO OF        INVESTMENT       TO AVERAGE       TO AVERAGE
                                         END            EXPENSES         INCOME (LOSS)     NET ASSETS       NET ASSETS     PORTFOLIO
                         TOTAL        OF PERIOD           TO AVERAGE      TO AVERAGE       (EXCLUDING       (EXCLUDING      TURNOVER
                         RETURN+         (000)           NET ASSETS        NET ASSETS        WAIVERS)         WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*      (25.64)%        $59,644              1.09%           (0.31)%           1.09%          (0.31)%         65.65%
             2001       (11.35)          72,825              1.06            (0.34)            1.06           (0.34)         106.05
             2000        30.67           65,891              1.06            (0.19)            1.06           (0.19)          82.69
             1999        51.98           49,497              1.08             0.10             1.08            0.10           70.60
             1998        25.85           36,240              1.07             0.03             1.07            0.03          131.54
             1997        23.79           32,973              1.10             0.04             1.11            0.03          130.69
Class A Shares
             2001*      (25.76)%        $ 8,981              1.34%           (0.56)%           1.34%          (0.56)%         65.65%
             2001       (11.58)          11,943              1.31            (0.60)            1.31           (0.60)         106.05
             2000        30.23            9,835              1.31            (0.52)            1.31           (0.52)          82.69
             1999        51.45            1,540              1.33            (0.21)            1.33           (0.21)          70.60
             1998        25.56              307              1.32            (0.21)            1.32           (0.21)         131.54
             1997        23.56              226              1.35            (0.20)            1.36           (0.21)         130.69
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*       (6.29)%        $83,829              1.06%            0.53%            1.06%            0.53%         50.32%
             2001         9.36           87,338              1.06             0.76             1.06             0.76         152.24
             2000         8.92           59,091              1.09             0.36             1.09             0.36         102.11
             1999        12.63           46,484              1.10             0.44             1.17             0.37         172.09
             1998(1)      9.15           30,922              1.10             0.72             1.28             0.54          90.97
Class A Shares
             2001*       (6.44)%        $ 8,241              1.31%            0.27%            1.31%            0.27%         50.32%
             2001         9.14            8,461              1.31             0.52             1.31             0.52         152.24
             2000         8.61            7,138              1.34             0.10             1.34             0.10         102.11
             1999        12.19            1,100              1.35             0.20             1.42             0.13         172.09
             1998(1)      8.97               51              1.35             0.31             1.53             0.13          90.97
------------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*       (8.80)%       $ 18,627              1.10%           (0.02)%           1.15%           (0.07)%        17.82%
             2001       (12.22)          24,640              1.07            (0.05)            1.14            (0.12)         28.80
             2000(2)      3.03           40,305              1.10             0.03             1.21            (0.08)         32.30
Class A Shares
             2001*       (9.03)%       $    477              1.35%           (0.28)%           1.40%           (0.33)%        17.82%
             2001       (12.49)             614              1.32            (0.25)            1.39            (0.32)         28.80
             2000(2)      2.77              339              1.35            (0.34)            1.49            (0.48)         32.30
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*       10.31%        $ 63,507              1.32%            0.46%            1.32%            0.46%         18.49%
             2001        39.30           64,896              1.30             0.65             1.33             0.62          65.13
             2000(3)     (4.33)          40,554              1.35             0.76             1.55             0.56          10.86
Class A Shares
             2001*       10.18%          $6,628              1.57%            0.18%            1.57%            0.18%         18.49%
             2001        38.88            5,994              1.55             0.36             1.58             0.33          65.13
             2000(3)     (4.42)           3,305              1.60             0.72             1.83             0.49          10.86
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*      (17.70)%        $32,909              1.50%            0.34%            1.74%            0.10%         74.90%
             2001(4)    (10.68)          28,530              1.50            (0.08)            1.61            (0.19)         69.48
Class A Shares
             2001*      (17.74)%           $503              1.75%            0.16%            1.99%           (0.08)%        74.90%
             2001(4)    (10.90)             478              1.75            (0.66)            1.93            (0.84)         69.48
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
 * For the six-month period ended July 31, 2001 (Unaudited). All ratios for the period have been annualized.
 + Total return does not reflect the sales charge on Class A Shares. Return is for the period indicated and has not been annualized.

    The accompanying notes are an integral part of the financial statements.

                                                      GOLDEN OAK FAMILY OF FUNDS

                                   NET                             REALIZED                    DISTRIBUTIONS                 NET
                                  ASSET                              AND              ------------------------------        ASSET
                                  VALUE              NET          UNREALIZED              NET                   NET         VALUE
                                BEGINNING         INVESTMENT      GAIN (LOSS)         INVESTMENT              REALIZED       END
                                OF PERIOD        INCOME (LOSS)  ON INVESTMENTS          INCOME                 GAIN       OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*             $    9.93          $   0.28           $  0.10            $ (0.28)             $    --       $10.03
             2001                   9.35              0.58              0.58              (0.58)                  --         9.93
             2000                  10.32              0.55             (0.97)             (0.55)                  --         9.35
             1999                  10.04              0.60              0.29              (0.60)               (0.01)       10.32
             1998                   9.83              0.56              0.21              (0.56)                  --        10.04
             1997                  10.15              0.54             (0.32)             (0.54)                  --         9.83
Class A Shares
             2001*             $    9.92          $   0.27           $  0.11            $ (0.27)             $    --       $10.03
             2001                   9.35              0.56              0.56              (0.55)                  --         9.92
             2000                  10.31              0.53             (0.96)             (0.53)                  --         9.35
             1999                  10.04              0.57              0.28              (0.57)               (0.01)       10.31
             1998                   9.83              0.53              0.21              (0.53)                  --        10.04
             1997                  10.15              0.52             (0.32)             (0.52)                  --         9.83
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN TAX FREE BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*(5)          $   10.14            $ 0.22           $  0.08            $ (0.22)             $    --       $10.22
             2001                   9.72              0.44              0.44              (0.45)               (0.01)       10.14
             2000                  10.33              0.43             (0.61)             (0.43)                  --         9.72
             1999                  10.24              0.48              0.10              (0.48)               (0.01)       10.33
             1998(1)               10.00              0.27              0.26              (0.27)               (0.02)       10.24
Class A Shares
             2001*(5)          $   10.15            $ 0.21           $  0.08            $ (0.21)             $    --       $10.23
             2001                   9.72              0.43              0.44              (0.43)               (0.01)       10.15
             2000                  10.33              0.40             (0.61)             (0.40)                  --         9.72
             1999                  10.24              0.46              0.10              (0.46)               (0.01)       10.33
             1998(1)               10.00              0.27              0.26              (0.27)               (0.02)       10.24
----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*             $    1.00          $   0.02           $    --            $ (0.02)             $    --       $ 1.00
             2001                   1.00              0.06                --              (0.06)                  --         1.00
             2000                   1.00              0.05                --              (0.05)                  --         1.00
             1999                   1.00              0.06                --              (0.06)                  --         1.00
             1998                   1.00              0.05                --              (0.05)                  --         1.00
             1997                   1.00              0.05                --              (0.05)                  --         1.00
Class A Shares
             2001*             $    1.00          $   0.02           $    --            $ (0.02)              $   --       $ 1.00
             2001                   1.00              0.06                --              (0.06)                  --         1.00
             2000                   1.00              0.05                --              (0.05)                  --         1.00
             1999                   1.00              0.05                --              (0.05)                  --         1.00
             1998                   1.00              0.05                --              (0.05)                  --         1.00
             1997                   1.00              0.05                --              (0.05)                  --         1.00
====================================================================================================================================

                                                                                                           RATIO OF NET
                                                                           RATIO OF         RATIO OF        INVESTMENT
                                          NET                                 NET           EXPENSES       INCOME (LOSS)
                                        ASSETS            RATIO OF        INVESTMENT       TO AVERAGE       TO AVERAGE
                                         END              EXPENSES       INCOME (LOSS)      NET ASSETS       NET ASSETS    PORTFOLIO
                         TOTAL        OF PERIOD          TO AVERAGE       TO AVERAGE       (EXCLUDING       (EXCLUDING     TURNOVER
                        RETURN+         (000)            NET ASSETS        NET ASSETS        WAIVERS)         WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*        3.94%        $145,920              0.65%             5.79%           0.81%           5.63%           5.98%
             2001        12.81          160,510              0.65              6.07            0.80            5.92           16.25
             2000        (4.07)         147,549              0.65              5.70            0.80            5.55           24.93
             1999         8.60          148,165              0.65              5.46            0.80            5.31           76.46
             1998         8.07          125,936              0.65              5.66            0.80            5.51           60.78
             1997         2.31          116,689              0.65              5.48            0.80            5.33           34.67
Class A Shares
             2001*        3.91%        $  7,263              0.90%             5.54%           1.06%           5.38%           5.98%
             2001        12.42            6,740              0.90              5.81            1.05            5.66           16.25
             2000        (4.22)           6,224              0.90              5.52            1.05            5.37           24.93
             1999         8.23            2,175              0.90              5.15            1.05            5.00           76.46
             1998         7.78               64              0.90              5.40            1.05            5.25           60.78
             1997         2.05               84              0.90              5.20            1.05            5.05           34.67
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN TAX FREE BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001(5)      2.99%        $ 81,508              0.65%             4.43%           0.83%           4.25%             --%
             2001         9.29           88,838              0.65              4.48            0.82            4.31           11.47
             2000        (1.79)          89,445              0.65              4.30            0.82            4.13            2.42
             1999         5.40           90,115              0.65              4.32            0.81            4.16            6.55
             1998(1)      5.35           85,556              0.65              4.41            0.82            4.24            9.77
Class A Shares
             2001(5)      2.86%        $    674              0.90%             4.17%           1.08%           3.99%             --%
             2001         9.19              729              0.90              4.24            1.08            4.06           11.47
             2000        (2.03)             215              0.90              4.01            1.07            3.84            2.42
             1999         5.17              229              0.90              4.07            1.06            3.91            6.55
             1998(1)      5.31               10              0.90              4.15            1.07            3.98            9.77
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares
             2001*        2.25%        $125,365              0.40%             4.47%           0.61%           4.26%            n/a
             2001         6.26          115,659              0.40              6.08            0.60            5.88             n/a
             2000         5.04          114,349              0.40              4.91            0.60            4.71             n/a
             1999         5.30          153,649              0.40              5.17            0.60            4.97             n/a
             1998         5.41          127,977              0.40              5.29            0.59            5.10             n/a
             1997          5.2          194,508              0.40              5.08            0.68            4.80             n/a
Class A Shares
             2001*        2.12%        $ 13,761              0.65%             4.22%           0.86%           4.01%            n/a
             2001         6.00           11,994              0.65              5.83            0.85            5.63             n/a
             2000         4.77            8,578              0.65              4.74            0.86            4.53             n/a
             1999         5.03            6,525              0.65              4.92            0.85            4.72             n/a
             1998         5.15            6,381              0.65              4.99            0.84            4.80             n/a
             1997         4.95           71,686              0.65              4.83            0.93            4.55             n/a
====================================================================================================================================

(1) Commenced operations on June 23, 1997. All ratios for the period have been annualized.
(2) Commenced operations on April 30, 1999. All ratios for the period have been annualized.
(3) Commenced operations on September 1, 1999. All ratios for the period have been annualized.
(4) Commenced operations on July 10, 2000. Per share amounts were calculated based on average shares outstanding.
    All ratios for the period have been annualized.
(5) As required, effective February 1, 2001, the Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, and began amortizing premiums and discounts on debt securities. The effect of this change for the six months ended July 31, 2001 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share by less than $0.01 for both Institutional Shares and Class A Shares, and increase the ratio of net investment income to average net assets from 4.38% to 4.43% and from 4.12% to 4.17% for Institutional Shares and Class A Shares, respectively. Per share, ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
July 31, 2001

1. Organization:

THE GOLDEN OAK FAMILY OF FUNDS are separate investment portfolios of The Arbor Fund (the "Trust"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management company. These financial statements relate to the Trust's Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Tax-Managed Equity Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, ("the Equity Portfolios"), Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, ("the Bond Portfolios"), and Golden Oak Prime Obligation Money Market Portfolio ("the Money Market Portfolio"), (together, the "Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States which require the use of management's estimates. Actual results could differ from these estimates.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios.

USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the Golden Oak International Equity Portfolio are valued based on quotations from the primary market in which they are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.

Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Golden Oak International Equity Portfolio may be subject to taxes imposed by countries in which

                                                      GOLDEN OAK FAMILY OF FUNDS
                                                                      Unaudited

it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Golden Oak International Equity Portfolio accrues such taxes when the related income is earned.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Golden Oak International Equity Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(BULLET) market value of investment securities, other assets and liabilities at the current rate of exchange; and

(BULLET) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Golden Oak International Equity Portfolio does not isolate that portion of gains and losses on equity investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities.

The Golden Oak International Equity Portfolio reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Bond Portfolios are accreted and amortized to maturity using the effective interest method.

REPURCHASE AGREEMENTS -- The Portfolios invest in tri-party repurchase agreements. It is the Trust's policy that securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty.

If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated each business day. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.

CLASSES OF SHARES -- Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class A Shares bears a class specific 12b-1 fee.

DISTRIBUTIONS -- Distributions from net investment income are declared and paid at least annually to Shareholders of the Golden Oak International Equity Portfolio and quarterly to Shareholders of the remaining Equity Portfolios. Distributions from net investment income for the Money Market Portfolio and the Bond Portfolios are declared daily and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

Distributions from net investment income and net realized capital gains are determined in accor-

July 31, 2001

dance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

OTHER -- The Portfolios implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES (the "Guide"), as required on February 1, 2001. Prior to February 1, 2001, the Michigan Tax Free Bond Portfolio did not amortize market discounts on fixed income securities. In accordance with the implementation of the new accounting standards, the Michigan Tax Free Bond Portfolio was required to record a cumulative effect adjustment of $23,816, to reflect the amortization of market discounts that was not previously recorded. The cumulative adjustment was a reclassification between net investment income and net unrealized appreciation (depreciation) of securities and therefore did not impact total net assets or the net asset value per share of the Michigan Tax Free Bond Portfolio. The implementation of the new accounting standards did not have any material impact on the results of operations or financial condition of the Portfolios upon adoption of the provisions of the Guide.

3. Administration and Distribution Agreements:

The Trust and the Administrator have entered into an Administration Agreement (the "Administration Agreement"). Under terms of the Administration Agreement, the Administrator is entitled to a fee that is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of each of the Portfolios. There is a minimum annual administration fee of $50,000 for each of the Golden Oak Value Portfolio, Golden Oak Tax-Managed Equity Portfolio, International Equity Portfolio, and the Golden Oak Michigan Tax Free Bond Portfolio.

The Administrator serves as the shareholder servicing agent for the Portfolios. Compensation for this service is paid under the Administration Agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement (the "Distribution Agreement"). The Trustees have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") on behalf of the Class A Shares. The Plan provides for payment to the Distributor at an annual rate of .25% of the average daily net assets for the Class A Shares of each Portfolio.

4. Investment Advisory Agreements:

The Trust entered into an Investment Advisory Agreement with Citizens Bank dated January 28, 1993 which was assigned to CB Capital Management, Inc. (the "Adviser"), a wholly owned subsidiary of Citizens Bank, on May 11, 2001. Pursuant to an Assignment and Assumption Agreement the Adviser receives an annual fee equal to .34% of the average daily net assets of the Growth, Tax-Managed Equity and Small Cap Value Portfolios, .29% of the first $50 million, .39% of the next $50 million, and .34% of any amount above $100 million of the average daily net assets of the Value Portfolio, .30% of the average daily net assets of the International Equity Portfolio, .50% of the average daily net assets of the Bond Portfolios and .225% of the first $500 million and
 .28% of any amount above $500 million of the average daily net assets of the Money Market Portfolio. The Adviser has voluntarily agreed to waive a portion of its fees in order to limit operating expenses of the Institutional Shares and Class A Shares (exclusive of distribution expenses) to not more than 1.07% of the average daily net assets of the Tax-Managed Equity Portfolio, 1.35% of the average daily net assets of the Small Cap Value Portfolio, 1.50% of the average daily net assets of the International Equity Portfolio, .65% of the average daily net

                                                     GOLDEN OAK FAMILY OF FUNDS
                                                                       Unaudited
assets of the Bond Portfolios and .40% of the average daily net assets of the Money Market Portfolio. Fee waivers are voluntary and may be terminated at any time.

Wellington Management Company, LLP serves as the investment sub-adviser for the Money Market Portfolio pursuant to a sub-advisory agreement dated January 28, 1993 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .075% of the first $500 million and .02% of any amount above $500 million of the average daily net assets of the Portfolio.

Nicholas-Applegate Capital Management serves as the investment sub-adviser for the Growth and Tax-Managed Equity Portfolios pursuant to a sub-advisory agreement dated August 31, 1995 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .40% of the average daily net assets of the Portfolios.

Systematic Financial Management, L.P. serves as the investment sub-adviser for the Value and Small Cap Value Portfolios pursuant to a sub-advisory agreement dated May 28, 1998 with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .45% of the first $50 million, .35% of the next $50 million, and .40% of any amount above $100 million of the average daily net assets of the Value Portfolio and .65% of the average daily net assets of the Small Cap Value Portfolio.

BlackRock International, Ltd. serves as the investment sub-adviser for the International Equity Portfolio pursuant to a sub-advisory agreement dated May 31, 2000, with the Trust and the Adviser and receives an annual fee, computed daily and paid monthly, equal to .60% of the average daily net assets of the Portfolio.

5. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are not compensated by the Trust for serving in their respective roles.

The Trust has paid legal fees to a law firm of which two officers of the Trust and a trustee of the Trust are partners.

The Golden Oak Growth, Value, Small Cap Value, and Intermediate-Term Income Portfolios have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Portfolios. For its services, the Distributor received $3,028 for the six-month period ended July 31, 2001.

6. Investment Transactions:

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments during the six-month period ended July 31, 2001, were as follows:

                                                            Inter-
                                     Tax-   Small  Inter-  mediate-    Michigan
                                  Managed    Cap  national   Term      Tax Free
                  Growth   Value   Equity   Value  Equity   Income       Bond
                  (000)   (000)    (000)   (000)    (000)   (000)       (000)
-------------------------------------------------------------------------------
Purchases:
  U.S. Gov't ... $    --  $   --    $  --  $   --   $   --  $ 2,881     $ --
  Other ........  52,910  44,950    3,843  12,358   28,878    6,012       --
Sales:
  U.S. Gov't ... $   --   $   --    $  --  $   --   $   --  $14,948     $ --
  Other ........  45,716  45,126    7,848  18,242   20,250    7,036     7,224

At July 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not different from amounts for financial reporting purposes except as noted below. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 2001, for the Equity and Bond Portfolios are as follows:

                                                            Inter-
                                     Tax-   Small  Inter-  mediate-    Michigan
                                  Managed    Cap  national   Term      Tax Free
                  Growth   Value   Equity   Value  Equity   Income       Bond
                  (000)   (000)    (000)   (000)    (000)   (000)       (000)
-------------------------------------------------------------------------------
Apprec.
  Securities     $ 3,982  $9,765  $12,374 $16,254   $  664   $5,199      $3,376
Deprec.
  Securities      (9,236) (5,247)     (37) (3,764)  (2,858)    (737)        (54)
                 -------  ------  ------- -------   -------  ------    --------
Net Unrealized
 Apprec.
 (Deprec.)       $(5,254) $4,518  $12,337 $12,490  $(2,194)  $4,462      $3,322
                 =======  ======  ======= =======  =======   ======      ======

NOTES TO FINANCIAL STATEMENTS (concluded)
July 31, 2001


7. Forward Foreign Currency Contracts:

The Golden Oak International Equity Portfolio enters into forward foreign currency exchange contracts as a hedge against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

There were no forward foreign currency contracts outstanding as of July 31, 2001.

8. Concentration of Credit Risk:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed by the Sub-Adviser to be of comparable quality. The Bond Portfolios invest primarily in marketable debt instruments. The market value of these investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Golden Oak Michigan Tax Free Bond Portfolio invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The Golden Oak Michigan Tax Free Bond invests primarily in obligations located in Michigan.

9. Common Trust Fund Conversions:

On October 27, 2000, the Citizens Bank -- Iowa Common Trust Fund was converted into the Growth and Value Portfolios. The assets which consisted of securities and related receivables, were converted on a tax-free basis. The net assets of the fund were $9,296,668, which included $4,593,822 of unrealized appreciation.

Of the Iowa Common Trust Fund, net assets of $4,648,334 were converted into each of the Growth and Value Portfolios (of which $2,517,217 and $2,076,605, respectively, was unrealized appreciation). Institutional Shares issued as part of this transaction were 276,128 and 480,746 in the Growth and Value Portfolios, respectively.

10. In Kind Transfers of Securities:

During the year ended January 31, 2001, the Tax-Managed Equity and Small Cap Value Portfolios distributed securities in lieu of cash for Institutional shareholder redemptions. The shareholders received a pro-rata portion of the Tax-Managed Equity and Small Cap Value Portfolio's holdings. The value of the redemption was $3,460,169 and $4,175,659 for the Tax-Managed Equity Portfolio and the Small Cap Value Portfolio, respectively, (of which $2,235,135 and $1,287,845, respectively, was realized gain). Institutional shares of 608,114 and 337,291 were redeemed from the Tax-Managed Equity and Small Cap Value Portfolio, respectively, as a part of this transaction. This transaction was completed following guidelines approved by the Board of Trustees.

SHAREHOLDER VOTING RESULTS                           GOLDEN OAK FAMILY OF FUNDS
July 31, 2001                                                         Unaudited

                                 THE ARBOR FUND
                           Golden Oak Growth Portfolio
                        Golden Oak Tax-Managed Portfolio

                        Shareholder Meeting June 11, 2001

PROPOSAL 1:   The vote of the shareholders on the proposal for approval of a new Investment Sub-Advisory Agreement by and between Citizens
              Bank, the Trust and Nicholas Applegate Capital Management, L.P. on behalf of the Golden Oak Growth Portfolio, was as follows:

FOR           5,681,266   99.73% of shares voted    81.28% of shares outstanding
AGAINST           3,705    0.06% of shares voted     0.05% of shares outstanding
ABSTAIN          11,646    0.20% of shares voted     0.16% of shares outstanding


PROPOSAL 2:   The vote of the shareholders on the proposal for approval of a new Investment Sub-Advisory Agreement by and between Citizens
              Bank, the Trust and Nicholas Applegate Capital Management, L.P. on behalf of the Golden Oak Tax-Managed Portfolio, was as follows:

FOR           3,867,781     100% of shares voted    94.20% of shares outstanding
AGAINST               0       0% of shares voted        0% of shares outstanding
ABSTAIN               0       0% of shares voted        0% of shares outstanding

NOTES

NOTES

THE GOLDEN OAK FAMILY OF FUNDS


GROWTH PORTFOLIO

VALUE PORTFOLIO

TAX-MANAGED EQUITY PORTFOLIO

SMALL CAP VALUE PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

INTERMEDIATE-TERM INCOME PORTFOLIO

MICHIGAN TAX FREE BOND PORTFOLIO

PRIME OBLIGATION MONEYMARKET PORTFOLIO


INVESTMENT ADVISER

CB Capital Management, Inc.
328 S. Saginaw Street
Flint, Michigan 48502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-545-6331

BY MAIL: Write to us
         Golden Oak Family of Funds
         c/o The Arbor Fund
         P.O. Box 219947
         Kansas City, Missouri 64121-9749


GOK-SA-001-0100